Schedule of Investments(a)
November 30, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–62.03%
Advertising–0.10%
Lamar Media Corp., 3.75%, 02/15/2028(b)	$4,775,000	$4,321,184
Aerospace & Defense–0.57%
Boeing Co. (The), 2.20%, 02/04/2026	2,773,000	2,521,928
Embraer Netherlands Finance B.V. (Brazil), 6.95%, 01/17/2028(c)	220,000	219,012
Lockheed Martin Corp.,
5.10%, 11/15/2027(b)	5,832,000	6,001,812
5.25%, 01/15/2033(b)	6,962,000	7,248,574
5.70%, 11/15/2054	4,235,000	4,598,873
5.90%, 11/15/2063	4,235,000	4,692,131
		25,282,330
Agricultural & Farm Machinery–0.21%
Cargill, Inc.,
3.63%, 04/22/2027(b)(c)	1,398,000	1,349,976
4.00%, 06/22/2032(c)	3,916,000	3,647,685
5.13%, 10/11/2032(b)(c)	4,008,000	4,062,051
		9,059,712
Agricultural Products–0.02%
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031(b)	1,250,000	1,038,908
Airlines–0.72%
Allegiant Travel Co., 7.25%, 08/15/2027(b)(c)	999,000	974,360
American Airlines Pass-Through Trust,
Series 2017-1, Class B, 4.95%, 02/15/2025	360,850	338,319
Series 2021-1, Class B, 3.95%, 07/11/2030	6,191,000	5,070,846
Series 2021-1, Class A, 2.88%, 07/11/2034	5,177,000	4,179,446
British Airways Pass-Through Trust (United Kingdom),
Series 2019-1, Class A, 3.35%, 06/15/2029(c)	1,884,722	1,627,029
Series 2021-1, Class A, 2.90%, 03/15/2035(c)	2,833,214	2,342,744
Delta Air Lines, Inc., 7.38%, 01/15/2026(b)	629,000	650,653
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(c)	2,868,179	2,795,435
4.75%, 10/20/2028(c)	5,766,339	5,469,878
United Airlines Pass-Through Trust,
Series 2020-1, Class A, 5.88%, 10/15/2027	3,830,988	3,791,622
Series 2018-1, Class AA, 3.50%, 03/01/2030	1,903,844	1,635,994
United Airlines, Inc.,
4.38%, 04/15/2026(c)	1,250,000	1,165,031
4.63%, 04/15/2029(c)	1,959,000	1,745,982
		31,787,339
	Principal Amount	Value
Apparel, Accessories & Luxury Goods–0.00%
Macy’s Retail Holdings LLC, 6.13%, 03/15/2032(c)	$150,000	$133,355
Application Software–0.15%
Open Text Corp. (Canada), 6.90%, 12/01/2027(c)	2,573,000	2,579,330
Workday, Inc., 3.70%, 04/01/2029(b)	4,474,000	4,123,769
		6,703,099
Asset Management & Custody Banks–0.80%
Ameriprise Financial, Inc., 4.50%, 05/13/2032(b)	2,433,000	2,384,728
Apollo Management Holdings L.P., 2.65%, 06/05/2030(b)(c)	573,000	470,283
Ares Capital Corp.,
2.88%, 06/15/2028	825,000	678,222
3.20%, 11/15/2031	900,000	675,031
Bank of New York Mellon Corp. (The),
4.60%, 07/26/2030(d)	1,962,000	1,915,359
5.83%, 10/25/2033(d)	6,203,000	6,537,304
Series I, 3.75%(d)(e)	925,000	738,270
Blackstone Secured Lending Fund,
2.75%, 09/16/2026	4,418,000	3,920,026
2.13%, 02/15/2027	4,882,000	4,082,999
2.85%, 09/30/2028	2,252,000	1,789,632
Northern Trust Corp., 6.13%, 11/02/2032(b)	7,285,000	7,684,156
State Street Corp.,
5.82%, 11/04/2028(d)	2,535,000	2,623,492
4.16%, 08/04/2033(d)	2,135,000	1,989,459
		35,488,961
Auto Parts & Equipment–0.35%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
4.75%, 04/01/2028(c)	9,090,000	7,995,200
5.38%, 03/01/2029(b)(c)	2,200,000	1,939,332
Metalsa S.A. de C.V. (Mexico), 4.90%, 04/24/2023(c)	200,000	198,000
Nemak S.A.B. de C.V. (Mexico), 3.63%, 06/28/2031(c)	7,165,000	5,453,406
		15,585,938
Automobile Manufacturers–1.17%
BMW US Capital LLC (Germany),
4.36% (SOFR + 0.84%), 04/01/2025(c)(f)	2,111,000	2,099,379
3.70%, 04/01/2032(c)	2,926,000	2,654,800
Ford Motor Co., 6.10%, 08/19/2032(b)	9,578,000	9,202,233
Ford Motor Credit Co. LLC,
2.70%, 08/10/2026(b)	4,046,000	3,535,545
7.35%, 11/04/2027(b)	7,967,000	8,288,787

See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Automobile Manufacturers–(continued)
General Motors Financial Co., Inc.,
3.80%, 04/07/2025(b)	$4,542,000	$4,392,234
5.00%, 04/09/2027	4,444,000	4,348,604
4.30%, 04/06/2029	5,673,000	5,202,675
Hyundai Capital America, 2.00%, 06/15/2028(c)	3,482,000	2,820,540
Nissan Motor Acceptance Co. LLC, 1.85%, 09/16/2026(c)	2,999,000	2,503,852
Toyota Motor Credit Corp., 4.55%, 09/20/2027	6,557,000	6,513,632
Volkswagen Group of America Finance LLC (Germany), 4.60%, 06/08/2029(c)	217,000	206,341
		51,768,622
Automotive Retail–0.44%
Asbury Automotive Group, Inc., 5.00%, 02/15/2032(c)	2,811,000	2,378,280
AutoZone, Inc., 4.75%, 08/01/2032	3,731,000	3,663,120
Lithia Motors, Inc., 3.88%, 06/01/2029(b)(c)	7,778,000	6,535,581
Sonic Automotive, Inc.,
4.63%, 11/15/2029(b)(c)	2,767,000	2,286,137
4.88%, 11/15/2031(c)	5,949,000	4,764,551
		19,627,669
Biotechnology–0.04%
CSL Finance PLC (Australia), 3.85%, 04/27/2027(c)	1,850,000	1,782,609
Brewers–0.00%
Cia Cervecerias Unidas S.A. (Chile), 3.35%, 01/19/2032(c)	250,000	210,334
Building Products–0.04%
Advanced Drainage Systems, Inc., 6.38%, 06/15/2030(c)	1,516,000	1,460,795
North Queensland Export Terminal Pty. Ltd. (Australia), 4.45%, 12/15/2022(c)	300,000	296,271
		1,757,066
Cable & Satellite–0.76%
CCO Holdings LLC/CCO Holdings Capital Corp.,
6.38%, 09/01/2029(c)	8,833,000	8,425,534
4.50%, 06/01/2033(b)(c)	3,596,000	2,857,939
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
3.50%, 06/01/2041	372,000	251,912
3.50%, 03/01/2042	3,661,000	2,485,358
Comcast Corp.,
5.50%, 11/15/2032(b)	11,350,000	11,907,349
2.80%, 01/15/2051	71,000	46,493
DISH DBS Corp., 5.88%, 11/15/2024	290,000	275,964
Sirius XM Radio, Inc., 3.88%, 09/01/2031(c)	8,701,000	7,122,073
	Principal Amount	Value
Cable & Satellite–(continued)
VTR Comunicaciones S.p.A. (Chile), 4.38%, 04/15/2029(c)	$200,000	$105,936
		33,478,558
Casinos & Gaming–0.11%
CDI Escrow Issuer, Inc., 5.75%, 04/01/2030(c)	4,990,000	4,635,136
Wynn Macau, Ltd. (Macau), 5.13%, 12/15/2029(c)	400,000	319,734
		4,954,870
Commodity Chemicals–0.01%
Alpek S.A.B. de C.V. (Mexico), 3.25%, 02/25/2031(c)	200,000	164,383
Unigel Luxembourg S.A. (Brazil), 8.75%, 10/01/2026(c)	400,000	395,417
		559,800
Computer & Electronics Retail–0.02%
Leidos, Inc., 2.30%, 02/15/2031	900,000	697,621
Construction & Engineering–0.01%
Bioceanico Sovereign Certificate Ltd. (Paraguay), 0.00%, 06/05/2034(c)(g)	140,418	92,734
Mexico City Airport Trust (Mexico), 3.88%, 04/30/2028(c)	200,000	178,684
Rutas 2 and 7 Finance Ltd. (Paraguay), 0.00%, 09/30/2036(c)(g)	224,000	139,244
		410,662
Construction Machinery & Heavy Trucks–0.06%
Daimler Trucks Finance North America LLC (Germany), 3.65%, 04/07/2027(c)	2,621,000	2,438,625
Consumer Finance–0.49%
Ally Financial, Inc., 2.20%, 11/02/2028(b)	542,000	433,195
American Express Co.,
2.55%, 03/04/2027	3,604,000	3,276,523
4.99%, 05/26/2033(d)	4,022,000	3,882,666
4.42%, 08/03/2033(d)	8,544,000	8,109,234
Capital One Financial Corp., 5.27%, 05/10/2033(b)(d)	1,100,000	1,037,625
OneMain Finance Corp., 3.88%, 09/15/2028	5,594,000	4,447,230
Synchrony Financial, 4.50%, 07/23/2025	670,000	641,954
		21,828,427
Copper–0.28%
Freeport-McMoRan, Inc.,
5.00%, 09/01/2027	2,565,000	2,487,639
5.40%, 11/14/2034(b)	385,000	359,885
PT Freeport Indonesia (Indonesia),
4.76%, 04/14/2027(c)	2,850,000	2,753,100
5.32%, 04/14/2032(c)	3,845,000	3,575,850
6.20%, 04/14/2052(c)	3,649,000	3,183,752
		12,360,226
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Data Processing & Outsourced Services–0.31%
Block, Inc., 3.50%, 06/01/2031(b)	$5,665,000	$4,604,002
Clarivate Science Holdings Corp., 3.88%, 07/01/2028(b)(c)	5,787,000	5,207,808
PayPal Holdings, Inc., 5.05%, 06/01/2052(b)	3,980,000	3,696,825
		13,508,635
Department Stores–0.00%
Falabella S.A. (Chile), 3.75%, 10/30/2027(c)	200,000	180,965
Distributors–0.06%
Genuine Parts Co., 2.75%, 02/01/2032(b)	3,247,000	2,627,441
Diversified Banks–10.42%
Africa Finance Corp. (Supranational), 4.38%, 04/17/2026(c)	20,285,000	18,592,623
African Export-Import Bank (The) (Supranational),
2.63%, 05/17/2026(c)	3,237,000	2,825,364
3.80%, 05/17/2031(c)	4,227,000	3,380,488
Australia and New Zealand Banking Group Ltd. (Australia),
6.74%, 12/08/2032(c)	13,843,000	14,022,830
6.75%(c)(d)(e)	7,274,000	7,209,982
Banco de Bogota S.A. (Colombia), 4.38%, 08/03/2027(c)	400,000	357,850
Banco de Credito e Inversiones S.A. (Chile), 2.88%, 10/14/2031(c)	220,000	178,618
Banco do Brasil S.A. (Brazil), 3.25%, 09/30/2026(c)	6,671,000	6,047,736
Banco GNB Sudameris S.A. (Colombia), 7.50%, 04/16/2031(c)(d)	200,000	142,500
Banco Nacional de Panama (Panama), 2.50%, 08/11/2030(c)	215,000	166,518
Bank of America Corp.,
4.87% (SOFR + 1.05%), 02/04/2028(b)(f)	6,276,000	6,038,844
4.38%, 04/27/2028(d)	7,268,000	6,983,091
4.95%, 07/22/2028(d)	5,711,000	5,602,072
2.69%, 04/22/2032(d)	3,419,000	2,773,585
2.57%, 10/20/2032(d)	2,504,000	1,995,783
2.97%, 02/04/2033(d)	3,184,000	2,605,281
4.57%, 04/27/2033(d)	6,051,000	5,644,126
5.02%, 07/22/2033(d)	8,299,000	8,017,943
2.48%, 09/21/2036(d)	3,594,000	2,724,059
3.85%, 03/08/2037(d)	2,056,000	1,743,065
Series RR, 4.38%(d)(e)	8,200,000	7,031,500
Series TT, 6.13%(b)(d)(e)	12,082,000	11,719,540
Bank of Nova Scotia (The) (Canada),
4.59%, 05/04/2037(d)	8,818,000	7,616,296
8.63%, 10/27/2082(d)	11,064,000	11,386,840
Principal Amount		Value
Diversified Banks–(continued)
Barclays PLC (United Kingdom),
4.84%, 05/09/2028	$600,000	$550,527
7.44%, 11/02/2033(d)	12,030,000	12,757,252
8.00%(d)(e)	8,981,000	8,487,045
BNP Paribas S.A. (France), 4.38%, 03/01/2033(c)(d)	600,000	527,708
BPCE S.A. (France), 2.28%, 01/20/2032(c)(d)	447,000	333,880
Citigroup, Inc.,
4.41% (SOFR + 0.69%), 01/25/2026(b)(f)	2,674,000	2,604,317
4.66%, 05/24/2028(b)(d)	3,650,000	3,555,495
2.57%, 06/03/2031(d)	651,000	534,257
3.79%, 03/17/2033(d)	6,576,000	5,746,773
4.91%, 05/24/2033(b)(d)	4,151,000	3,955,457
3.88%(d)(e)	12,654,000	10,589,816
Series A, 5.95%(d)(e)	2,199,000	2,182,508
Commonwealth Bank of Australia (Australia), 2.69%, 03/11/2031(c)	525,000	400,772
Cooperatieve Rabobank U.A. (Netherlands),
3.65%, 04/06/2028(b)(c)(d)	4,505,000	4,156,689
4.66%, 08/22/2028(b)(c)(d)	6,780,000	6,548,384
3.76%, 04/06/2033(c)(d)	4,167,000	3,575,211
Development Bank of Kazakhstan JSC (Kazakhstan), 5.75%, 05/12/2025(c)	9,538,000	9,566,614
Export-Import Bank of India (India), 3.38%, 08/05/2026(c)	200,000	186,456
Federation des caisses Desjardins du Quebec (Canada), 4.55%, 08/23/2027(c)	11,350,000	10,881,098
HSBC Holdings PLC (United Kingdom),
4.57% (SOFR + 1.43%), 03/10/2026(f)	8,399,000	8,246,230
5.21%, 08/11/2028(d)	6,316,000	6,099,470
2.36%, 08/18/2031(d)	288,000	220,127
2.87%, 11/22/2032(d)	790,000	602,832
5.40%, 08/11/2033(d)	9,750,000	9,141,042
8.11%, 11/03/2033(d)	12,180,000	12,872,528
ING Groep N.V. (Netherlands), 3.88%(d)(e)	508,000	363,055
Intesa Sanpaolo S.p.A. (Italy),
7.00%, 11/21/2025(c)	1,596,000	1,623,960
8.25%, 11/21/2033(c)(d)	3,733,000	3,832,770
JPMorgan Chase & Co.,
5.21% (3 mo. USD LIBOR + 0.89%), 07/23/2024(b)(f)	5,327,000	5,319,915
4.32%, 04/26/2028(d)	7,152,000	6,859,727
4.85%, 07/25/2028(b)(d)	6,069,000	5,946,367
2.96%, 05/13/2031(d)	300,000	250,511
4.59%, 04/26/2033(d)	4,322,000	4,063,244
4.91%, 07/25/2033(d)	9,312,000	8,986,248
5.72%, 09/14/2033(b)(d)	14,247,000	14,105,635
Series W, 5.61% (3 mo. USD LIBOR + 1.00%), 05/15/2047(f)	3,040,000	2,326,149
KeyBank N.A., 4.90%, 08/08/2032	8,623,000	8,030,136
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Diversified Banks–(continued)
Lloyds Banking Group PLC (United Kingdom), 4.98%, 08/11/2033(d)	$357,000	$329,015
Mitsubishi UFJ Financial Group, Inc. (Japan),
5.02%, 07/20/2028(b)(d)	5,053,000	4,958,246
1.80%, 07/20/2033(d)	6,914,000	6,733,703
Mizuho Financial Group, Inc. (Japan), 5.67%, 09/13/2033(b)(d)	9,980,000	10,023,276
National Australia Bank Ltd. (Australia), 2.33%, 08/21/2030(c)	632,000	480,967
National Bank of Oman SAOG (Oman), 5.63%, 09/25/2023(c)	400,000	397,834
Nordea Bank Abp (Finland),
4.75%, 09/22/2025(c)	8,377,000	8,344,563
5.38%, 09/22/2027(b)(c)	4,596,000	4,615,989
6.63%(c)(d)(e)	2,961,000	2,925,366
Royal Bank of Canada (Canada), 4.41% (SOFR + 0.71%), 01/21/2027(f)	8,628,000	8,294,206
Shinhan Financial Group Co. Ltd. (South Korea), 3.34%, 02/05/2030(c)(d)	200,000	183,096
Societe Generale S.A. (France), 9.38%(c)(d)(e)	5,104,000	5,250,740
Standard Chartered PLC (United Kingdom),
2.68%, 06/29/2032(c)(d)	3,192,000	2,361,189
4.30%(c)(d)(e)	9,045,000	6,456,848
7.75%(c)(d)(e)	8,153,000	8,097,518
7.75%(c)(d)(e)	11,053,000	10,546,655
Sumitomo Mitsui Financial Group, Inc. (Japan), 2.14%, 09/23/2030	3,091,000	2,388,951
Swedbank AB (Sweden), 5.34%, 09/20/2027(b)(c)	5,402,000	5,356,945
Toronto-Dominion Bank (The) (Canada), 8.13%, 10/31/2082(d)	9,105,000	9,355,388
U.S. Bancorp,
4.55%, 07/22/2028(d)	6,057,000	5,924,561
4.97%, 07/22/2033(d)	4,627,000	4,434,409
5.85%, 10/21/2033(d)	9,857,000	10,284,295
2.49%, 11/03/2036(d)	9,016,000	6,989,745
Wells Fargo & Co.,
3.53%, 03/24/2028(d)	3,377,000	3,139,524
4.81%, 07/25/2028(b)(d)	3,501,000	3,421,863
4.90%, 07/25/2033(d)	3,436,000	3,313,534
4.61%, 04/25/2053(d)	5,339,000	4,751,998
Westpac Banking Corp. (Australia),
5.41%, 08/10/2033(d)	481,000	444,974
2.67%, 11/15/2035(d)	225,000	165,902
		460,808,039
Diversified Capital Markets–1.60%
Credit Suisse AG (Switzerland), 5.00%, 07/09/2027	10,260,000	9,141,489
	Principal Amount	Value
Diversified Capital Markets–(continued)
Credit Suisse Group AG (Switzerland),
6.44%, 08/11/2028(c)(d)	$9,508,000	$8,633,824
6.54%, 08/12/2033(c)(d)	13,727,000	12,041,619
9.02%, 11/15/2033(c)(d)	8,741,000	8,882,465
4.50%(b)(c)(d)(e)	8,865,000	4,331,882
5.10%(c)(d)(e)	3,926,000	1,953,185
5.25%(c)(d)(e)	7,968,000	4,682,794
7.50%(c)(d)(e)	6,182,000	4,805,269
7.50%(c)(d)(e)	305,000	253,607
9.75%(b)(c)(d)(e)	9,145,000	7,819,889
OWL Rock Core Income Corp., 4.70%, 02/08/2027	2,682,000	2,428,290
UBS Group AG (Switzerland), 4.75%, 05/12/2028(c)(d)	5,867,000	5,640,155
		70,614,468
Diversified Chemicals–0.80%
Braskem Netherlands Finance B.V. (Brazil),
4.50%, 01/31/2030(c)	200,000	170,792
5.88%, 01/31/2050(c)	200,000	156,791
Celanese US Holdings LLC,
5.90%, 07/05/2024	7,981,000	7,934,998
6.05%, 03/15/2025	8,537,000	8,498,764
6.17%, 07/15/2027	8,936,000	8,752,534
6.38%, 07/15/2032(b)	6,404,000	6,107,965
Equate Petrochemical B.V. (Kuwait), 2.63%, 04/28/2028(c)	200,000	171,775
OCP S.A. (Morocco),
3.75%, 06/23/2031(c)	200,000	164,445
5.13%, 06/23/2051(c)	3,990,000	2,898,707
SABIC Capital II B.V. (Saudi Arabia),
4.00%, 10/10/2023(c)	200,000	198,196
4.50%, 10/10/2028(c)	200,000	195,696
		35,250,663
Diversified Metals & Mining–0.19%
FMG Resources August 2006 Pty. Ltd. (Australia), 4.38%, 04/01/2031(b)(c)	5,505,000	4,644,293
Minera Mexico S.A. de C.V. (Mexico), 4.50%, 01/26/2050(c)	200,000	155,233
South32 Treasury Ltd. (Australia), 4.35%, 04/14/2032(c)	3,991,000	3,467,764
Volcan Cia Minera S.A.A. (Peru), 4.38%, 02/11/2026(c)	53,000	45,494
		8,312,784
Diversified REITs–0.67%
CubeSmart L.P., 2.50%, 02/15/2032	476,000	366,614
Trust Fibra Uno (Mexico),
5.25%, 12/15/2024(c)	325,000	318,985
5.25%, 01/30/2026(c)	8,353,000	7,784,286
4.87%, 01/15/2030(c)	8,347,000	6,941,668
6.39%, 01/15/2050(c)	5,965,000	4,511,558
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Diversified REITs–(continued)
VICI Properties L.P.,
4.75%, 02/15/2028	$4,862,000	$4,588,634
4.95%, 02/15/2030	4,862,000	4,602,651
5.13%, 05/15/2032	500,000	469,633
		29,584,029
Education Services–0.27%
Grand Canyon University, 3.25%, 10/01/2023	7,113,500	7,024,581
Johns Hopkins University (The), Series A, 4.71%, 07/01/2032	4,927,000	4,968,922
		11,993,503
Electric Utilities–2.62%
AEP Texas, Inc.,
4.70%, 05/15/2032(b)	1,996,000	1,912,166
5.25%, 05/15/2052	2,908,000	2,791,213
Alfa Desarrollo S.p.A. (Chile), 4.55%, 09/27/2051(c)	6,887,800	5,062,602
American Electric Power Co., Inc.,
5.75%, 11/01/2027	5,802,000	5,960,335
5.95%, 11/01/2032(b)	4,211,000	4,456,517
3.88%, 02/15/2062(d)	10,704,000	8,292,561
Centrais Eletricas Brasileiras S.A. (Brazil), 3.63%, 02/04/2025(c)	200,000	189,460
CLP Power Hong Kong Financing Ltd. (Hong Kong), 3.13%, 05/06/2025(c)	200,000	191,070
Consolidated Edison Co. of New York, Inc., 6.15%, 11/15/2052	2,633,000	2,901,073
Drax Finco PLC (United Kingdom), 6.63%, 11/01/2025(c)	6,116,000	5,808,182
Duke Energy Corp.,
4.30%, 03/15/2028	4,490,000	4,330,134
5.00%, 08/15/2052(b)	7,074,000	6,443,180
3.25%, 01/15/2082(d)	2,113,000	1,498,530
EDP Finance B.V. (Portugal), 6.30%, 10/11/2027(c)	2,639,000	2,689,885
Electricite de France S.A. (France), 4.88%, 09/21/2038(c)	550,000	461,806
Empresa de Transmision Electrica S.A. (Panama), 5.13%, 05/02/2049(c)	200,000	155,065
Enel Finance America LLC, 7.10%, 10/14/2027(c)	2,892,000	3,007,869
Enel Finance International N.V. (Italy), 6.80%, 10/14/2025(c)	5,683,000	5,889,161
Eskom Holdings SOC Ltd. (South Africa), 6.35%, 08/10/2028(c)	222,000	208,957
Eversource Energy, Series R, 1.65%, 08/15/2030	213,000	167,088
Greenko Power II Ltd. (India), 4.30%, 12/13/2028(c)	195,500	169,049
Interconexion Electrica S.A. ESP (Colombia), 3.83%, 11/26/2033(c)	2,534,000	2,006,586
	Principal Amount	Value
Electric Utilities–(continued)
Israel Electric Corp. Ltd. (The) (Israel), 4.25%, 08/14/2028(c)	$200,000	$188,323
Kallpa Generacion S.A. (Peru), 4.13%, 08/16/2027(c)	200,000	183,335
Mercury Chile Holdco LLC (Chile), 6.50%, 01/24/2027(c)	8,936,000	7,919,530
NextEra Energy Capital Holdings, Inc.,
4.63%, 07/15/2027(b)	7,384,000	7,330,212
5.00%, 07/15/2032(b)	2,478,000	2,478,814
PacifiCorp, 5.35%, 12/01/2053	18,409,000	18,560,055
PT Perusahaan Perseroan (Persero) Perusahaan Listrik Negara (Indonesia),
5.45%, 05/21/2028(c)	200,000	197,521
3.38%, 02/05/2030(c)	200,000	169,707
Southern Co. (The),
5.70%, 10/15/2032	4,231,000	4,356,209
Series B, 6.92% (3 mo. USD LIBOR + 3.63%), 03/15/2057(f)	335,000	333,325
State Grid Overseas Investment BVI Ltd. (China), 3.50%, 05/04/2027(c)	200,000	192,466
Tampa Electric Co., 5.00%, 07/15/2052	2,487,000	2,341,001
Trinidad Generation Unlimited (Trinidad and Tobago), 5.25%, 11/04/2027(c)	400,000	382,646
Virginia Electric & Power Co.,
Series B, 3.75%, 05/15/2027	3,140,000	3,010,851
Series C, 4.63%, 05/15/2052	3,644,000	3,252,074
Vistra Operations Co. LLC, 4.38%, 05/01/2029(c)	172,000	154,077
		115,642,635
Electrical Components & Equipment–0.50%
CenterPoint Energy Houston Electric LLC,
Series AI, 4.45%, 10/01/2032	10,455,000	10,228,658
Series AJ, 4.85%, 10/01/2052	10,559,000	10,077,575
Sensata Technologies B.V., 5.88%, 09/01/2030(c)	2,099,000	1,995,781
		22,302,014
Electronic Components–0.07%
Corning, Inc., 5.45%, 11/15/2079	3,686,000	3,288,665
Electronic Equipment & Instruments–0.09%
Vontier Corp.,
2.40%, 04/01/2028	2,725,000	2,139,356
2.95%, 04/01/2031	2,538,000	1,835,228
		3,974,584
Environmental & Facilities Services–0.22%
Covanta Holding Corp., 4.88%, 12/01/2029(c)	6,570,000	5,560,290
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Environmental & Facilities Services–(continued)
GFL Environmental, Inc. (Canada), 3.50%, 09/01/2028(b)(c)	$4,531,000	$4,035,195
		9,595,485
Fertilizers & Agricultural Chemicals–0.01%
Nutrien Ltd. (Canada), 2.95%, 05/13/2030	292,000	251,133
Financial Exchanges & Data–0.98%
B3 S.A. - Brasil, Bolsa, Balcao (Brazil), 4.13%, 09/20/2031(c)	12,555,000	10,310,794
Cboe Global Markets, Inc., 3.00%, 03/16/2032	8,089,000	6,803,662
Coinbase Global, Inc., 3.38%, 10/01/2028(c)	97,000	56,874
FactSet Research Systems, Inc., 3.45%, 03/01/2032	453,000	382,217
Intercontinental Exchange, Inc.,
4.00%, 09/15/2027	5,221,000	5,112,082
4.35%, 06/15/2029	4,022,000	3,956,230
4.60%, 03/15/2033	3,506,000	3,408,165
4.95%, 06/15/2052(b)	4,811,000	4,629,012
5.20%, 06/15/2062	3,645,000	3,552,960
Moody’s Corp., 4.25%, 08/08/2032	2,414,000	2,275,684
MSCI, Inc.,
3.88%, 02/15/2031(c)	1,750,000	1,522,780
3.63%, 11/01/2031(c)	1,763,000	1,486,888
		43,497,348
Food Distributors–0.11%
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/2029(c)	6,086,000	5,030,079
Forest Products–0.01%
Celulosa Arauco y Constitucion S.A. (Chile),
4.50%, 08/01/2024	500,000	491,865
5.15%, 01/29/2050(c)	200,000	159,947
		651,812
Gas Utilities–0.01%
Infraestructura Energetica Nova, S.A.P.I. de C.V. (Mexico), 4.88%, 01/14/2048(c)	400,000	289,692
General Merchandise Stores–0.25%
Dollar General Corp.,
4.63%, 11/01/2027	3,042,000	3,018,876
5.00%, 11/01/2032(b)	2,683,000	2,674,720
5.50%, 11/01/2052(b)	5,356,000	5,441,886
		11,135,482
Gold–0.00%
Endeavour Mining PLC (Burkina Faso), 5.00%, 10/14/2026(c)	200,000	167,760
	Principal Amount	Value
Health Care Equipment–0.20%
Alcon Finance Corp. (Switzerland),
5.38%, 12/06/2032(c)	$4,658,000	$4,697,205
5.75%, 12/06/2052(c)	3,724,000	3,775,316
Teleflex, Inc., 4.63%, 11/15/2027	385,000	364,360
		8,836,881
Health Care Facilities–0.08%
Tenet Healthcare Corp., 6.13%, 06/15/2030(c)	3,790,000	3,595,914
Health Care REITs–0.03%
Omega Healthcare Investors, Inc.,
3.38%, 02/01/2031	514,000	402,161
3.25%, 04/15/2033	512,000	375,874
Welltower, Inc., 3.10%, 01/15/2030	600,000	510,685
		1,288,720
Health Care Services–0.30%
Piedmont Healthcare, Inc.,
Series 2032, 2.04%, 01/01/2032	3,347,000	2,618,829
Series 2042, 2.72%, 01/01/2042	3,229,000	2,266,603
2.86%, 01/01/2052	3,690,000	2,309,725
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	9,831,000	5,939,051
		13,134,208
Health Care Supplies–0.01%
Medline Borrower L.P., 3.88%, 04/01/2029(c)	624,000	537,192
Highways & Railtracks–0.02%
TransJamaican Highway Ltd. (Jamaica), 5.75%, 10/10/2036(c)	1,283,838	1,012,948
Home Improvement Retail–1.02%
Home Depot, Inc. (The),
4.50%, 09/15/2032(b)	7,688,000	7,640,589
4.95%, 09/15/2052(b)	3,880,000	3,845,807
Lowe’s Cos., Inc.,
5.00%, 04/15/2033(b)	14,286,000	14,224,572
5.63%, 04/15/2053(b)	10,672,000	10,702,957
5.80%, 09/15/2062	8,894,000	8,845,675
		45,259,600
Homebuilding–0.11%
M.D.C. Holdings, Inc.,
3.85%, 01/15/2030	2,699,000	2,180,516
3.97%, 08/06/2061	5,044,000	2,791,328
		4,971,844
Hotel & Resort REITs–0.02%
Host Hotels & Resorts L.P., Series F, 4.50%, 02/01/2026	620,000	591,711
Service Properties Trust, 4.95%, 02/15/2027	565,000	466,016
		1,057,727
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Hotels, Resorts & Cruise Lines–0.05%
Carnival Corp., 5.75%, 03/01/2027(c)	$655,000	$487,975
Hilton Domestic Operating Co., Inc., 3.63%, 02/15/2032(c)	1,874,000	1,544,860
		2,032,835
Household Products–0.09%
Colgate-Palmolive Co., 3.10%, 08/15/2027	4,190,000	4,015,949
Housewares & Specialties–0.01%
Newell Brands, Inc., 6.38%, 09/15/2027(b)	350,000	347,375
Hypermarkets & Super Centers–0.29%
Walmart, Inc.,
4.15%, 09/09/2032(b)	7,360,000	7,285,048
4.50%, 09/09/2052(b)	5,751,000	5,615,954
		12,901,002
Independent Power Producers & Energy Traders–0.49%
AES Panama Generation Holdings S.R.L. (Panama), 4.38%, 05/31/2030(c)	200,000	167,645
Calpine Corp., 3.75%, 03/01/2031(b)(c)	7,322,000	6,041,813
Colbun S.A. (Chile), 3.95%, 10/11/2027(c)	200,000	184,400
Emirates SembCorp Water & Power Co. PJSC (United Arab Emirates), 4.45%, 08/01/2035(c)	200,000	186,052
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A. (Colombia),
5.38%, 12/30/2030(c)	650,000	432,090
5.38%, 12/30/2030(c)	13,469,000	8,953,566
TransAlta Corp. (Canada), 7.75%, 11/15/2029	1,827,000	1,879,289
Vistra Corp., 7.00%(c)(d)(e)	4,491,000	4,022,852
		21,867,707
Industrial Conglomerates–0.55%
Alfa S.A.B. de C.V. (Mexico), 5.25%, 03/25/2024(c)	302,000	301,179
Bidvest Group UK PLC (The) (South Africa), 3.63%, 09/23/2026(c)	6,195,000	5,546,383
Honeywell International, Inc., 5.00%, 02/15/2033	17,741,000	18,277,281
		24,124,843
Industrial Machinery–0.02%
Flowserve Corp., 2.80%, 01/15/2032	782,000	585,937
HTA Group Ltd. (United Republic of Tanzania), 7.00%, 12/18/2025(c)	200,000	183,404
		769,341
Industrial REITs–0.23%
Cibanco S.A. Ibm/PLA Administradora Industrial S de RL de C.V. (Mexico), 4.96%, 07/18/2029(c)	200,000	177,335
	Principal Amount	Value
Industrial REITs–(continued)
Prologis L.P., 4.63%, 01/15/2033(b)	$10,392,000	$10,174,855
		10,352,190
Insurance Brokers–0.15%
Marsh & McLennan Cos., Inc., 6.25%, 11/01/2052(b)	2,919,000	3,268,185
Willis North America, Inc., 4.65%, 06/15/2027	3,593,000	3,492,998
		6,761,183
Integrated Oil & Gas–1.15%
BP Capital Markets America, Inc., 3.06%, 06/17/2041	3,185,000	2,436,017
BP Capital Markets PLC (United Kingdom), 4.38%(d)(e)	2,245,000	2,141,169
Ecopetrol S.A. (Colombia), 4.63%, 11/02/2031	136,000	102,522
Gray Oak Pipeline LLC, 2.60%, 10/15/2025(c)	1,501,000	1,363,370
Petroleos Mexicanos (Mexico),
8.75%, 06/02/2029(b)	11,641,000	10,816,468
5.95%, 01/28/2031(b)	400,000	300,325
6.70%, 02/16/2032	7,361,000	5,704,751
Petronas Capital Ltd. (Malaysia),
2.48%, 01/28/2032(c)	5,518,000	4,594,562
3.40%, 04/28/2061(c)	14,301,000	10,186,350
Qatar Energy (Qatar),
3.13%, 07/12/2041(c)	200,000	152,128
3.30%, 07/12/2051(c)	8,160,000	5,956,881
SA Global Sukuk Ltd. (Saudi Arabia),
0.95%, 06/17/2024(c)	200,000	188,119
1.60%, 06/17/2026(c)	4,059,000	3,639,973
Saudi Arabian Oil Co. (Saudi Arabia), 3.50%, 04/16/2029(c)	200,000	185,477
Shell International Finance B.V. (Netherlands), 3.00%, 11/26/2051	4,405,000	3,112,252
		50,880,364
Integrated Telecommunication Services–0.34%
British Telecommunications PLC (United Kingdom), 4.25%, 11/23/2081(c)(d)	10,020,000	8,472,026
IHS Holding Ltd. (Nigeria),
5.63%, 11/29/2026(c)	4,630,000	3,679,461
6.25%, 11/29/2028(c)	3,440,000	2,675,804
Telecom Argentina S.A. (Argentina), 8.00%, 07/18/2026(c)	100,000	89,988
		14,917,279
Interactive Home Entertainment–0.25%
ROBLOX Corp., 3.88%, 05/01/2030(b)(c)	9,375,000	7,682,859
Take-Two Interactive Software, Inc., 4.00%, 04/14/2032	3,593,000	3,203,333
		10,886,192
Interactive Media & Services–0.70%
Baidu, Inc. (China), 4.13%, 06/30/2025	200,000	191,865
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Interactive Media & Services–(continued)
Globo Comunicacao e Participacoes S.A. (Brazil), 5.50%, 01/14/2032(c)	$300,000	$246,825
Match Group Holdings II LLC,
4.63%, 06/01/2028(c)	2,290,000	2,051,861
5.63%, 02/15/2029(c)	5,956,000	5,485,106
3.63%, 10/01/2031(c)	120,000	91,834
Meta Platforms, Inc.,
3.85%, 08/15/2032(c)	7,301,000	6,538,514
4.45%, 08/15/2052(c)	11,394,000	9,379,484
4.65%, 08/15/2062(c)	7,909,000	6,488,540
Telecomunicaciones Digitales S.A. (Panama), 4.50%, 01/30/2030(c)	200,000	168,120
Weibo Corp. (China), 3.38%, 07/08/2030	200,000	147,180
		30,789,329
Internet & Direct Marketing Retail–0.78%
Alibaba Group Holding Ltd. (China), 4.00%, 12/06/2037	400,000	320,791
Amazon.com, Inc., 4.70%, 12/01/2032	22,525,000	22,742,071
Meituan (China), 2.13%, 10/28/2025(b)(c)	7,837,000	7,028,239
Prosus N.V. (China),
3.26%, 01/19/2027(c)	4,761,000	4,188,956
3.06%, 07/13/2031(c)	200,000	149,470
4.19%, 01/19/2032(c)	200,000	157,651
QVC, Inc., 5.45%, 08/15/2034	180,000	102,925
		34,690,103
Internet Services & Infrastructure–0.36%
Twilio, Inc.,
3.63%, 03/15/2029	5,303,000	4,432,672
3.88%, 03/15/2031(b)	5,642,000	4,576,565
VeriSign, Inc., 2.70%, 06/15/2031(b)	369,000	302,765
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/2029(c)	7,986,000	6,754,559
		16,066,561
Investment Banking & Brokerage–1.89%
Brookfield Finance I (UK) PLC (Canada), 2.34%, 01/30/2032	454,000	353,298
Brookfield Finance, Inc. (Canada), 2.72%, 04/15/2031	507,000	413,208
Charles Schwab Corp. (The),
4.88% (SOFR + 1.05%), 03/03/2027(f)	7,296,000	7,091,204
2.90%, 03/03/2032(b)	3,344,000	2,872,456
5.00%(b)(d)(e)	3,642,000	3,279,358
Series G, 5.38%(d)(e)	578,000	571,006
	Principal Amount	Value
Investment Banking & Brokerage–(continued)
Goldman Sachs Group, Inc. (The),
3.77% (SOFR + 0.58%), 03/08/2024(f)	$5,791,000	$5,726,089
4.40% (SOFR + 0.70%), 01/24/2025(f)	4,991,000	4,902,476
3.99% (SOFR + 0.79%), 12/09/2026(f)	6,036,000	5,792,527
4.01% (SOFR + 0.81%), 03/09/2027(f)	8,330,000	7,940,480
4.62% (SOFR + 0.92%), 10/21/2027(f)	2,264,000	2,144,254
4.95% (SOFR + 1.12%), 02/24/2028(f)	2,647,000	2,529,455
3.62%, 03/15/2028(d)	7,218,000	6,717,473
4.48%, 08/23/2028(b)(d)	5,148,000	4,945,938
2.62%, 04/22/2032(d)	566,000	457,848
2.65%, 10/21/2032(d)	2,994,000	2,406,968
Series T, 3.80%(d)(e)	378,000	299,484
Series V, 4.13%(b)(d)(e)	4,136,000	3,376,010
JAB Holdings B.V. (Austria), 4.50%, 04/08/2052(c)	12,622,000	8,517,121
Jefferies Financial Group, Inc., 4.15%, 01/23/2030	335,000	298,394
Morgan Stanley, 4.36% (SOFR + 0.63%), 01/24/2025(f)	3,514,000	3,458,845
National Securities Clearing Corp., 5.10%, 11/21/2027(c)	9,271,000	9,394,404
		83,488,296
IT Consulting & Other Services–0.06%
DXC Technology Co., 2.38%, 09/15/2028(b)	3,194,000	2,739,774
Leisure Products–0.18%
Brunswick Corp.,
4.40%, 09/15/2032(b)	1,828,000	1,537,090
5.10%, 04/01/2052	8,777,000	6,312,297
		7,849,387
Life & Health Insurance–2.37%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	2,379,000	2,274,137
Athene Global Funding, 1.45%, 01/08/2026(b)(c)	1,558,000	1,374,021
Athene Holding Ltd.,
4.13%, 01/12/2028	850,000	777,934
6.15%, 04/03/2030	1,198,000	1,211,032
Delaware Life Global Funding,
Series 22-1, 3.31%, 03/10/2025(c)	11,863,000	11,125,121
Series 21-1, 2.66%, 06/29/2026(c)	31,380,000	28,180,495
GA Global Funding Trust,
2.25%, 01/06/2027(c)	2,765,000	2,442,445
2.90%, 01/06/2032(c)	5,935,000	4,717,795
Lincoln National Corp., Series C, 9.25%(b)(d)(e)	5,583,000	5,876,108
MAG Mutual Holding Co., 4.75%, 04/30/2041(h)	27,101,000	21,960,753
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Life & Health Insurance–(continued)
MetLife, Inc.,
5.00%, 07/15/2052	$2,271,000	$2,201,017
Series D, 5.88%(d)(e)	200,000	185,755
Pacific Life Global Funding II,
4.31% (SOFR + 0.80%), 03/30/2025(b)(c)(f)	10,441,000	10,235,289
4.45% (SOFR + 0.62%), 06/04/2026(c)(f)	4,405,000	4,196,643
Prudential Financial, Inc.,
5.63%, 06/15/2043(d)	600,000	595,995
6.00%, 09/01/2052(d)	6,699,000	6,188,175
Sammons Financial Group, Inc., 4.75%, 04/08/2032(c)	1,500,000	1,267,754
		104,810,469
Life Sciences Tools & Services–0.08%
Auna S.A.A. (Peru), 6.50%, 11/20/2025(c)	200,000	159,026
Thermo Fisher Scientific, Inc., 4.95%, 11/21/2032(b)	3,210,000	3,291,649
		3,450,675
Managed Health Care–1.78%
Centene Corp., 2.50%, 03/01/2031	10,892,000	8,622,107
Elevance Health, Inc.,
5.50%, 10/15/2032	3,582,000	3,701,060
6.10%, 10/15/2052	2,557,000	2,787,226
Kaiser Foundation Hospitals,
Series 2021, 2.81%, 06/01/2041	7,405,000	5,466,408
3.00%, 06/01/2051	7,725,000	5,372,129
UnitedHealth Group, Inc.,
3.70%, 05/15/2027(b)	4,038,000	3,917,731
5.25%, 02/15/2028(b)	8,295,000	8,537,720
5.30%, 02/15/2030(b)	14,106,000	14,578,368
5.35%, 02/15/2033	12,125,000	12,634,119
5.88%, 02/15/2053(b)	6,057,000	6,712,220
6.05%, 02/15/2063	5,568,000	6,256,923
		78,586,011
Marine Ports & Services–0.00%
DP World Ltd. (United Arab Emirates), 6.85%, 07/02/2037(c)	200,000	207,744
Metal & Glass Containers–0.01%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, 06/15/2027(c)	520,000	508,196
Movies & Entertainment–0.54%
Walt Disney Co. (The), 6.55%, 03/15/2033	103,000	115,024
Warnermedia Holdings, Inc.,
4.28%, 03/15/2032(b)(c)	590,000	501,524
5.05%, 03/15/2042(c)	8,385,000	6,722,303
5.14%, 03/15/2052(c)	6,287,000	4,878,744
5.39%, 03/15/2062(c)	9,192,000	7,125,037
WMG Acquisition Corp., 3.00%, 02/15/2031(b)(c)	5,421,000	4,501,111
		23,843,743
	Principal Amount	Value
Multi-line Insurance–0.11%
Allianz SE (Germany), 3.20%(c)(d)(e)	$2,719,000	$2,016,139
Massachusetts Mutual Life Insurance Co., 5.67%, 12/01/2052(c)	2,907,000	2,919,596
		4,935,735
Multi-Sector Holdings–0.01%
SURA Asset Management S.A. (Colombia), 4.88%, 04/17/2024(c)	300,000	295,938
Multi-Utilities–0.83%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates), 4.88%, 04/23/2030(c)	200,000	204,543
Algonquin Power & Utilities Corp. (Canada), 4.75%, 01/18/2082(b)(d)	17,848,000	14,668,914
Ameren Illinois Co., 5.90%, 12/01/2052	2,901,000	3,170,962
Dominion Energy, Inc.,
Series C, 2.25%, 08/15/2031	787,000	630,768
5.38%, 11/15/2032(b)	12,466,000	12,477,201
WEC Energy Group, Inc., 5.15%, 10/01/2027(b)	5,402,000	5,481,302
		36,633,690
Office REITs–0.12%
Alexandria Real Estate Equities, Inc.,
1.88%, 02/01/2033	667,000	496,706
2.95%, 03/15/2034	206,000	167,388
Highwoods Realty L.P., 2.60%, 02/01/2031	206,000	157,620
Hudson Pacific Properties L.P., 3.95%, 11/01/2027	335,000	284,163
Office Properties Income Trust,
4.50%, 02/01/2025(b)	2,409,000	2,135,378
2.40%, 02/01/2027	2,771,000	2,003,692
		5,244,947
Oil & Gas Equipment & Services–0.17%
Enerflex Ltd. (Canada), 9.00%, 10/15/2027(b)(c)	3,963,000	3,919,902
Petrofac Ltd. (United Kingdom), 9.75%, 11/15/2026(c)	5,848,000	3,497,397
		7,417,299
Oil & Gas Exploration & Production–1.47%
Apache Corp., 7.75%, 12/15/2029	3,786,000	3,910,680
CNX Resources Corp., 7.38%, 01/15/2031(b)(c)	2,710,000	2,714,715
Diamondback Energy, Inc.,
6.25%, 03/15/2033	271,000	280,685
6.25%, 03/15/2053	14,804,000	14,911,154
EQT Corp., 5.70%, 04/01/2028(b)	3,020,000	3,020,725
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates),
2.16%, 03/31/2034(c)	7,135,601	6,045,049
2.94%, 09/30/2040(c)	11,705,645	9,381,620
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
Gazprom PJSC Via Gaz Finance PLC (Russia), 2.95%, 01/27/2029(c)	$13,174,000	$9,155,930
Gran Tierra Energy, Inc. (Colombia), 7.75%, 05/23/2027(c)	400,000	322,652
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.00%, 04/15/2030(c)	2,250,000	2,071,679
6.25%, 04/15/2032(c)	2,268,000	2,083,578
Murphy Oil Corp., 6.38%, 07/15/2028(b)	4,384,000	4,331,260
PT Pertamina (Persero) (Indonesia),
4.30%, 05/20/2023(c)	200,000	199,000
3.10%, 08/27/2030(c)	200,000	173,672
Sinopec Group Overseas Development (2018) Ltd. (China), 2.95%, 08/08/2029(c)	200,000	180,541
Tengizchevroil Finance Co. International Ltd. (Kazakhstan), 4.00%, 08/15/2026(c)	200,000	171,000
Uzbekneftegaz JSC (Uzbekistan), 4.75%, 11/16/2028(c)	7,487,000	5,900,692
		64,854,632
Oil & Gas Refining & Marketing–0.04%
Parkland Corp. (Canada), 4.50%, 10/01/2029(c)	1,801,000	1,519,801
Puma International Financing S.A. (Singapore), 5.00%, 01/24/2026(c)	200,000	176,362
		1,696,163
Oil & Gas Storage & Transportation–1.89%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates), 3.65%, 11/02/2029(c)	200,000	186,317
Boardwalk Pipelines L.P., 3.60%, 09/01/2032(b)	3,337,000	2,801,780
El Paso Natural Gas Co. LLC, 8.38%, 06/15/2032	1,899,000	2,187,373
Enbridge, Inc. (Canada),
4.46% (SOFR + 0.63%), 02/16/2024(f)	1,643,000	1,627,237
7.38%, 01/15/2083(d)	9,338,000	9,067,036
7.63%, 01/15/2083(b)(d)	7,076,000	6,929,006
EQM Midstream Partners L.P., 7.50%, 06/01/2030(c)	1,516,000	1,531,160
Kinder Morgan, Inc.,
7.75%, 01/15/2032(b)	680,000	779,544
4.80%, 02/01/2033	6,033,000	5,677,608
5.45%, 08/01/2052	10,325,000	9,462,620
Kinetik Holdings L.P., 5.88%, 06/15/2030(c)	4,822,000	4,538,008
MPLX L.P.,
4.00%, 03/15/2028	560,000	524,573
4.95%, 03/14/2052	5,767,000	4,807,733
NGPL PipeCo LLC, 7.77%, 12/15/2037(c)	2,255,000	2,365,454
ONEOK, Inc.,
6.35%, 01/15/2031	495,000	510,047
6.10%, 11/15/2032(b)	3,857,000	3,930,675
	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Sabine Pass Liquefaction LLC, 5.90%, 09/15/2037(c)	$6,262,000	$6,344,879
Targa Resources Corp.,
5.20%, 07/01/2027	4,948,000	4,886,522
6.25%, 07/01/2052	4,940,000	4,782,746
Venture Global Calcasieu Pass LLC, 3.88%, 11/01/2033(c)	6,037,000	4,920,155
Williams Cos., Inc. (The),
3.50%, 11/15/2030	500,000	442,967
2.60%, 03/15/2031	5,514,000	4,541,959
4.65%, 08/15/2032(b)	527,000	499,746
		83,345,145
Other Diversified Financial Services–1.14%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	223,000	188,572
Arab Petroleum Investments Corp. (Supranational), 4.13%, 09/18/2023(c)	200,000	198,301
Avolon Holdings Funding Ltd. (Ireland), 2.75%, 02/21/2028(c)	725,000	584,121
Blackstone Holdings Finance Co. LLC,
1.60%, 03/30/2031(c)	189,000	139,927
6.20%, 04/22/2033(b)(c)	15,756,000	16,302,771
Corebridge Financial, Inc., 6.88%, 12/15/2052(b)(c)(d)	8,393,000	7,726,554
Finance Department Government of Sharjah (United Arab Emirates), 4.38%, 03/10/2051(c)	200,000	129,971
Georgia Capital JSC (Georgia), 6.13%, 03/09/2024(c)	226,000	214,700
Jackson Financial, Inc.,
5.17%, 06/08/2027(b)	3,186,000	3,124,132
5.67%, 06/08/2032(b)	4,205,000	3,999,415
Pershing Square Holdings Ltd.,
3.25%, 11/15/2030(c)	11,300,000	8,821,966
3.25%, 10/01/2031(c)	11,800,000	8,870,827
Peru Enhanced Pass-Through Finance Ltd. (Peru), Class A-2, 0.00%, 06/02/2025(c)(g)	89,658	84,929
SPARC EM SPC Panama Metro Line 2 S.P. (Panama), 0.00%, 12/05/2022(c)(g)	74,414	73,586
		50,459,772
Packaged Foods & Meats–0.49%
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc.,
3.75%, 12/01/2031(c)	49,000	40,674
3.63%, 01/15/2032(b)(c)	3,710,000	3,065,239
Minerva Luxembourg S.A. (Brazil), 4.38%, 03/18/2031(c)	22,437,000	18,444,749
		21,550,662
Paper Packaging–0.06%
Berry Global, Inc., 1.65%, 01/15/2027	3,276,000	2,766,670
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Paper Products–0.01%
Suzano Austria GmbH (Brazil),
2.50%, 09/15/2028	$48,000	$40,075
7.00%, 03/16/2047(c)	205,000	203,312
		243,387
Pharmaceuticals–0.16%
Mayo Clinic, Series 2021, 3.20%, 11/15/2061	5,128,000	3,438,540
Royalty Pharma PLC, 2.20%, 09/02/2030	196,000	155,474
Zoetis, Inc., 5.40%, 11/14/2025(b)	3,200,000	3,249,218
		6,843,232
Precious Metals & Minerals–0.00%
ALROSA Finance S.A. (Russia), 4.65%, 04/09/2024(c)(h)(i)	200,000	0
Property & Casualty Insurance–0.40%
Fairfax Financial Holdings Ltd. (Canada),
4.63%, 04/29/2030	700,000	637,392
5.63%, 08/16/2032(c)	8,354,000	7,862,791
Liberty Mutual Group, Inc., 5.50%, 06/15/2052(c)	4,714,000	4,252,776
Progressive Corp. (The), 2.50%, 03/15/2027	2,061,000	1,896,844
Stewart Information Services Corp., 3.60%, 11/15/2031	3,813,000	2,958,774
		17,608,577
Railroads–1.15%
Autoridad del Canal de Panama (Panama), 4.95%, 07/29/2035(c)	300,000	274,345
CSX Corp., 4.50%, 11/15/2052(b)	8,385,000	7,517,448
Empresa de los Ferrocarriles del Estado (Chile), 3.83%, 09/14/2061(c)	6,681,000	4,421,123
Norfolk Southern Corp., 4.55%, 06/01/2053(b)	2,876,000	2,562,938
TTX Co., 5.65%, 12/01/2052(c)	4,507,000	4,667,401
Union Pacific Corp.,
4.50%, 01/20/2033(b)	10,605,000	10,452,597
4.95%, 09/09/2052(b)	10,469,000	10,295,835
5.15%, 01/20/2063	10,715,000	10,526,850
		50,718,537
Real Estate Development–0.23%
Agile Group Holdings Ltd. (China),
5.75%, 01/02/2025(c)	390,000	166,985
5.50%, 04/21/2025(c)	4,142,000	1,621,145
6.05%, 10/13/2025(c)	3,169,000	1,230,332
5.50%, 05/17/2026(c)	786,000	300,301
Arabian Centres Sukuk II Ltd. (Saudi Arabia), 5.63%, 10/07/2026(c)	200,000	178,822
Country Garden Holdings Co. Ltd. (China), 5.40%, 05/27/2025(c)	935,000	453,067
Essential Properties L.P., 2.95%, 07/15/2031	3,062,000	2,228,762
	Principal Amount	Value
Real Estate Development–(continued)
Greentown China Holdings Ltd. (China), 4.70%, 04/29/2025(c)	$1,856,000	$1,607,296
Logan Group Co. Ltd. (China),
4.25%, 07/12/2025(c)	2,055,000	254,061
4.50%, 01/13/2028(c)	1,750,000	220,723
Sino-Ocean Land Treasure Finance I Ltd. (China), 6.00%, 07/30/2024(c)	2,770,000	1,202,840
Sino-Ocean Land Treasure IV Ltd. (China), 3.25%, 05/05/2026(c)	2,025,000	768,145
		10,232,479
Regional Banks–2.42%
Banco Internacional del Peru S.A.A. Interbank (Peru),
3.38%, 01/18/2023(c)	150,000	149,580
3.25%, 10/04/2026(c)	400,000	364,794
Citizens Financial Group, Inc.,
5.64%, 05/21/2037(d)	5,534,000	5,184,271
Series G, 4.00%(b)(d)(e)	6,015,000	4,866,135
Fifth Third Bancorp,
6.36%, 10/27/2028(d)	6,708,000	6,950,334
4.77%, 07/28/2030(d)	7,207,000	6,844,504
4.34%, 04/25/2033(d)	4,106,000	3,739,704
Huntington Bancshares, Inc.,
4.44%, 08/04/2028(d)	3,852,000	3,661,793
2.49%, 08/15/2036(d)	2,078,000	1,508,778
KeyCorp, 4.79%, 06/01/2033(b)(d)	2,532,000	2,403,460
PNC Financial Services Group, Inc. (The),
4.63%, 06/06/2033(b)(d)	8,885,000	8,256,586
6.04%, 10/28/2033(d)	8,033,000	8,445,332
Series U, 6.00%(b)(d)(e)	7,280,000	6,861,400
Series V, 6.20%(b)(d)(e)	9,079,000	8,783,933
SVB Financial Group,
1.80%, 02/02/2031	838,000	604,356
Series D, 4.25%(d)(e)	11,954,000	7,889,341
Series E, 4.70%(d)(e)	7,466,000	4,886,497
Truist Financial Corp.,
4.12%, 06/06/2028(b)(d)	4,933,000	4,713,472
4.92%, 07/28/2033(d)	13,138,000	12,375,316
6.12%, 10/28/2033(d)	7,916,000	8,348,284
		106,837,870
Reinsurance–0.30%
Global Atlantic Fin Co.,
4.40%, 10/15/2029(c)	5,222,000	4,396,553
3.13%, 06/15/2031(c)	308,000	227,091
4.70%, 10/15/2051(c)(d)	11,381,000	8,433,248
		13,056,892
Renewable Electricity–0.22%
Adani Green Energy Ltd. (India), 4.38%, 09/08/2024(c)	6,907,000	6,268,103
Consorcio Transmantaro S.A. (Peru), 4.70%, 04/16/2034(c)	500,000	449,897
Empresa Electrica Cochrane S.p.A. (Chile), 5.50%, 05/14/2027(c)	132,720	117,232
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Renewable Electricity–(continued)
ENN Clean Energy International Investment Ltd. (China), 3.38%, 05/12/2026(c)	$200,000	$170,655
NSTAR Electric Co., 4.55%, 06/01/2052	2,902,000	2,662,200
		9,668,087
Residential REITs–0.21%
American Homes 4 Rent L.P., 3.63%, 04/15/2032(b)	4,429,000	3,756,923
AvalonBay Communities, Inc., 5.00%, 02/15/2033	2,658,000	2,661,099
Invitation Homes Operating Partnership L.P.,
2.30%, 11/15/2028	236,000	195,369
2.70%, 01/15/2034	2,914,000	2,150,274
Spirit Realty L.P., 2.70%, 02/15/2032	787,000	589,038
		9,352,703
Restaurants–0.55%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.00%, 10/15/2030(b)(c)	7,582,000	6,395,986
Arcos Dorados B.V. (Brazil), 6.13%, 05/27/2029(c)	8,702,000	8,335,733
McDonald’s Corp., 5.15%, 09/09/2052	9,458,000	9,367,330
		24,099,049
Retail REITs–0.23%
Agree L.P.,
4.80%, 10/01/2032	3,706,000	3,415,669
2.60%, 06/15/2033	921,000	702,439
Kimco Realty Corp., 2.25%, 12/01/2031	265,000	204,938
Kite Realty Group Trust, 4.75%, 09/15/2030(b)	432,000	384,126
Realty Income Corp., 5.63%, 10/13/2032	5,349,000	5,531,067
		10,238,239
Semiconductor Equipment–0.20%
Entegris Escrow Corp., 5.95%, 06/15/2030(c)	5,071,000	4,743,155
KLA Corp., 4.95%, 07/15/2052(b)	3,828,000	3,700,081
NXP B.V./NXP Funding LLC/NXP USA, Inc. (China), 3.40%, 05/01/2030	601,000	523,141
		8,966,377
Semiconductors–0.09%
Broadcom, Inc.,
2.45%, 02/15/2031(c)	1,158,000	914,858
3.19%, 11/15/2036(c)	407,000	296,854
Marvell Technology, Inc., 2.95%, 04/15/2031(b)	487,000	398,371
Micron Technology, Inc., 4.19%, 02/15/2027	2,012,000	1,924,904
Skyworks Solutions, Inc., 3.00%, 06/01/2031	279,000	218,666
		3,753,653
	Principal Amount	Value
Soft Drinks–0.41%
Coca-Cola Icecek A.S. (Turkey), 4.50%, 01/20/2029(c)	$16,047,000	$13,601,822
PepsiCo, Inc.,
3.60%, 02/18/2028	2,551,000	2,472,469
3.90%, 07/18/2032(b)	2,113,000	2,030,328
		18,104,619
Sovereign Debt–3.02%
Airport Authority (Hong Kong), 3.25%, 01/12/2052(c)	10,776,000	7,721,713
Bahamas Government International Bond (Bahamas),
6.00%, 11/21/2028(c)	427,000	320,270
9.00%, 06/16/2029(c)	15,917,000	13,143,557
Bermuda Government International Bond (Bermuda), 5.00%, 07/15/2032(c)	6,253,000	6,034,513
China Government International Bond (China), 2.50%, 10/26/2051(c)	11,462,000	7,958,875
Colombia Government International Bond (Colombia),
4.00%, 02/26/2024	600,000	583,471
3.25%, 04/22/2032	200,000	143,087
8.00%, 04/20/2033	5,622,000	5,564,513
Dominican Republic International Bond (Dominican Republic),
4.50%, 01/30/2030(c)	200,000	170,331
5.30%, 01/21/2041(c)	5,470,000	4,188,160
Dubai DOF Sukuk Ltd. (United Arab Emirates), 3.88%, 01/30/2023(c)	200,000	199,830
Ecuador Social Bond S.a.r.l. (Ecuador), 0.00%, 01/30/2035(c)(g)	118,147	95,995
Egypt Government International Bond (Egypt),
5.25%, 10/06/2025(b)(c)	12,181,000	10,900,850
5.88%, 02/16/2031(c)	6,444,000	4,581,194
7.50%, 02/16/2061(c)	7,382,000	4,724,967
Ghana Government International Bond (Ghana), 7.75%, 04/07/2029(c)	4,937,000	1,861,397
Guatemala Government Bond (Guatemala), 3.70%, 10/07/2033(b)(c)	6,736,000	5,540,360
Hungary Government International Bond (Hungary), 5.38%, 03/25/2024	450,000	450,724
Indonesia Government International Bond (Indonesia),
4.75%, 02/11/2029	200,000	200,000
3.20%, 09/23/2061(b)	8,441,000	5,905,797
KSA Sukuk Ltd. (Saudi Arabia), 3.63%, 04/20/2027(c)	200,000	193,339
Mexico Government International Bond (Mexico),
4.50%, 04/22/2029	200,000	194,453
4.88%, 05/19/2033	200,000	188,248
3.50%, 02/12/2034	9,294,000	7,724,869
4.40%, 02/12/2052	12,447,000	9,605,072
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Sovereign Debt–(continued)
Morocco Government International Bond (Morocco), 4.00%, 12/15/2050(c)	$3,800,000	$2,606,534
Oman Government International Bond (Oman),
6.00%, 08/01/2029(c)	200,000	198,288
6.25%, 01/25/2031(c)	3,290,000	3,287,398
Panama Government International Bond (Panama), 6.40%, 02/14/2035	5,409,000	5,641,673
Perusahaan Penerbit SBSN Indonesia III (Indonesia), 3.55%, 06/09/2051(c)	7,104,000	5,413,666
Qatar Government International Bond (Qatar),
4.50%, 04/23/2028(c)	200,000	201,406
4.00%, 03/14/2029(c)	329,000	323,173
Republic of Poland Government International Bond (Poland), 5.75%, 11/16/2032	310,000	327,589
Republic of South Africa Government International Bond (South Africa),
4.85%, 09/30/2029	300,000	272,828
5.75%, 09/30/2049	200,000	152,876
Romanian Government International Bond (Romania),
5.25%, 11/25/2027(c)	300,000	292,490
3.63%, 03/27/2032(c)	300,000	243,594
Saudi Government International Bond (Saudi Arabia),
4.38%, 04/16/2029(c)	415,000	410,097
5.50%, 10/25/2032(c)	600,000	632,809
Trinidad & Tobago Government International Bond (Trinidad and Tobago), 4.50%, 06/26/2030(c)	200,000	188,492
UAE International Government Bond (United Arab Emirates),
2.00%, 10/19/2031(c)	4,598,000	3,851,184
2.88%, 10/19/2041(c)	6,736,000	5,124,729
3.25%, 10/19/2061(c)	8,477,000	6,213,514
		133,577,925
Specialized Finance–0.74%
Blackstone Private Credit Fund,
1.75%, 09/15/2024(b)	384,000	356,546
7.05%, 09/29/2025(c)	4,855,000	4,867,957
2.63%, 12/15/2026	449,000	381,746
3.25%, 03/15/2027	793,000	683,789
India Airport Infra (India), 6.25%, 10/25/2025(c)	400,000	379,588
IP Lending VII Ltd. (Bermuda), Series 2022-7A, Class SNR, 8.00%, 10/11/2027(c)(h)	15,459,000	15,459,000
Mitsubishi HC Capital, Inc. (Japan), 3.64%, 04/13/2025(c)	3,509,000	3,361,708
National Rural Utilities Cooperative Finance Corp.,
2.75%, 04/15/2032(b)	3,332,000	2,782,817
5.80%, 01/15/2033	4,120,000	4,344,419
		32,617,570
	Principal Amount	Value
Specialized REITs–0.38%
American Tower Corp.,
2.70%, 04/15/2031(b)	$3,481,000	$2,876,821
4.05%, 03/15/2032(b)	2,277,000	2,072,610
EPR Properties,
4.75%, 12/15/2026	1,571,000	1,402,376
3.60%, 11/15/2031	3,280,000	2,407,342
Equinix, Inc., 3.20%, 11/18/2029(b)	850,000	746,106
Extra Space Storage L.P.,
3.90%, 04/01/2029	99,000	89,263
2.55%, 06/01/2031	382,000	301,454
2.35%, 03/15/2032	296,000	225,407
Life Storage L.P., 2.40%, 10/15/2031	482,000	372,427
SBA Communications Corp., 3.13%, 02/01/2029(b)	7,516,000	6,282,901
		16,776,707
Specialty Chemicals–0.76%
Braskem Idesa S.A.P.I. (Mexico),
7.45%, 11/15/2029(c)	7,775,000	6,153,067
7.45%, 11/15/2029(c)	400,000	316,557
6.99%, 02/20/2032(c)	8,453,000	6,001,714
Sasol Financing USA LLC (South Africa),
4.38%, 09/18/2026	9,881,000	8,978,074
6.50%, 09/27/2028	300,000	279,075
5.50%, 03/18/2031(b)	14,272,000	11,862,451
		33,590,938
Specialty Stores–0.01%
B2W Digital Lux S.a.r.l. (Brazil), 4.38%, 12/20/2030(c)	600,000	374,952
Steel–0.57%
ArcelorMittal S.A. (Luxembourg),
6.55%, 11/29/2027	17,270,000	17,428,845
6.80%, 11/29/2032	7,387,000	7,471,848
POSCO (South Korea), 4.00%, 08/01/2023(c)	228,000	226,106
Steel Dynamics, Inc., 3.25%, 01/15/2031	104,000	88,992
		25,215,791
Systems Software–0.95%
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029(b)	3,911,000	3,260,562
Oracle Corp.,
6.25%, 11/09/2032(b)	25,499,000	26,931,411
6.90%, 11/09/2052(b)	10,537,000	11,690,854
VMware, Inc., 2.20%, 08/15/2031	297,000	226,922
		42,109,749
Technology Hardware, Storage & Peripherals–0.18%
Apple, Inc., 3.35%, 08/08/2032(b)	8,331,000	7,698,898
Lenovo Group Ltd. (China), 6.54%, 07/27/2032(c)	400,000	389,327
		8,088,225
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Thrifts & Mortgage Finance–0.01%
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/2026(b)(c)	$531,000	$453,429
Tobacco–0.63%
BAT Capital Corp. (United Kingdom), 2.73%, 03/25/2031	357,000	281,448
Philip Morris International, Inc.,
5.00%, 11/17/2025(b)	4,590,000	4,588,195
5.13%, 11/17/2027	13,641,000	13,676,772
5.63%, 11/17/2029(b)	1,964,000	1,998,729
5.75%, 11/17/2032(b)	7,145,000	7,363,233
		27,908,377
Trading Companies & Distributors–0.48%
AerCap Global Aviation Trust (Ireland), 6.50%, 06/15/2045(c)(d)	8,778,000	8,124,382
Air Lease Corp.,
3.63%, 12/01/2027	340,000	304,771
5.85%, 12/15/2027	7,344,000	7,297,956
GATX Corp., 4.90%, 03/15/2033(b)	5,784,000	5,456,976
		21,184,085
Trucking–0.49%
Ryder System, Inc., 4.30%, 06/15/2027(b)	2,626,000	2,474,546
Triton Container International Ltd. (Bermuda),
2.05%, 04/15/2026(c)	5,299,000	4,609,558
3.15%, 06/15/2031(c)	6,768,000	5,343,492
Uber Technologies, Inc., 4.50%, 08/15/2029(b)(c)	10,494,000	9,154,965
		21,582,561
Wireless Telecommunication Services–1.20%
America Movil S.A.B. de C.V. (Mexico), 5.38%, 04/04/2032(b)(c)	10,318,000	9,531,252
Axiata SPV2 Bhd. (Malaysia), 4.36%, 03/24/2026(c)	200,000	195,927
Bharti Airtel Ltd. (India),
4.38%, 06/10/2025(c)	200,000	194,358
3.25%, 06/03/2031(c)	200,000	173,813
Liquid Telecommunications Financing PLC (South Africa), 5.50%, 09/04/2026(c)	200,000	142,500
Oztel Holdings SPC Ltd. (Oman), 5.63%, 10/24/2023(c)	200,000	199,351
Rogers Communications, Inc. (Canada), 4.55%, 03/15/2052(c)	5,730,000	4,672,946
SixSigma Networks Mexico S.A. de C.V. (Mexico), 7.50%, 05/02/2025(c)	325,000	288,191
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
4.74%, 03/20/2025(c)	5,191,247	5,126,733
5.15%, 03/20/2028(c)	8,703,000	8,572,340
	Principal Amount	Value
Wireless Telecommunication Services–(continued)
T-Mobile USA, Inc.,
2.25%, 02/15/2026	$4,105,000	$3,763,536
2.63%, 04/15/2026	4,779,000	4,388,190
2.70%, 03/15/2032	518,000	425,592
5.65%, 01/15/2053	2,114,000	2,123,542
VEON Holdings B.V. (Netherlands), 3.38%, 11/25/2027(c)	4,049,000	2,976,015
Vodafone Group PLC (United Kingdom),
3.25%, 06/04/2081(d)	2,293,000	1,913,050
4.13%, 06/04/2081(d)	5,448,000	4,109,917
5.13%, 06/04/2081(d)	6,245,000	4,466,674
		53,263,927
Total U.S. Dollar Denominated Bonds & Notes (Cost $3,043,756,912)		2,742,233,303

Asset-Backed Securities–29.14%
Adjustable Rate Mortgage Trust,
Series 2004-2, Class 6A1, 0.71%, 02/25/2035(j)	371,102	361,846
Series 2005-1, Class 4A1, 3.39%, 05/25/2035(j)	495,291	458,223
AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(c)	13,340,000	11,429,128
Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(c)(j)	1,170,002	1,096,892
Series 2020-3, Class A1, 1.69%, 04/25/2065(c)(j)	4,271,615	3,900,974
Series 2020-5, Class A1, 1.37%, 05/25/2065(c)(j)	2,703,006	2,401,763
Series 2021-3, Class A1, 1.07%, 05/25/2066(c)(j)	3,282,397	2,570,999
Series 2021-7, Class A1, 1.98%, 10/25/2066(c)(j)	7,917,805	6,353,726
Series 2022-1, Class A1, 2.88%, 12/25/2066(c)(k)	13,968,373	12,240,190
Angel Oak Mortgage Trust I LLC, Series 2018-3, Class A1, 3.65%, 09/25/2048(c)(j)	70,399	70,079
Avis Budget Rental Car Funding (AESOP) LLC,
Series 2022-1A, Class A, 3.83%, 08/21/2028(c)	20,133,000	19,272,528
Series 2022-1A, Class C, 4.84%, 08/21/2028(c)	5,417,000	5,083,257
Bain Capital Credit CLO Ltd., Series 2017-2A, Class AR2, 5.54% (3 mo. USD LIBOR + 1.18%), 07/25/2034(c)(f)	21,505,000	20,902,451
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class AS, 3.99%, 09/15/2048(j)	4,394,000	4,121,510
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value

Bayview MSR Opportunity Master Fund Trust,
Series 2021-4, Class A3, 3.00%, 10/25/2051(c)(j)	$11,295,309	$9,481,568
Series 2021-4, Class A4, 2.50%, 10/25/2051(c)(j)	11,294,437	9,145,301
Series 2021-4, Class A8, 2.50%, 10/25/2051(c)(j)	10,741,250	9,162,602
Series 2021-5, Class A1, 3.00%, 11/25/2051(c)(j)	11,961,576	10,100,425
Series 2021-5, Class A2, 2.50%, 11/25/2051(c)(j)	14,595,406	11,875,623
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-6, Class 1A3, 3.86%, 08/25/2033(j)	38,424	36,077
Series 2004-10, Class 21A1, 3.97%, 01/25/2035(j)	266,586	240,092
Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(f)	152,076	143,693
Bear Stearns ALT-A Trust, Series 2004-11, Class 2A3, 3.88%, 11/25/2034(j)	246,267	242,341
Benchmark Mortgage Trust,
Series 2018-B3, Class C, 4.69%, 04/10/2051(j)	6,921,000	6,036,845
Series 2019-B14, Class A5, 3.05%, 12/15/2062	16,455,000	14,482,732
Series 2019-B14, Class C, 3.90%, 12/15/2062(j)	14,875,350	11,679,125
Series 2019-B15, Class B, 3.56%, 12/15/2072	12,220,000	10,280,173
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(c)(j)	3,303,841	3,105,641
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, 4.73% (1 mo. USD LIBOR + 0.85%), 11/15/2038(c)(f)	6,655,000	6,392,841
Series 2021-VOLT, Class C, 4.98% (1 mo. USD LIBOR + 1.10%), 09/15/2036(c)(f)	5,345,000	4,966,469
Series 2021-VOLT, Class D, 5.53% (1 mo. USD LIBOR + 1.65%), 09/15/2036(c)(f)	12,367,000	11,564,286
Series 2021-XL2, Class B, 4.87% (1 mo. USD LIBOR + 1.00%), 10/15/2038(c)(f)	4,355,561	4,113,758
BX Trust,
Series 2022-CLS, Class A, 5.76%, 10/13/2027(c)	4,640,000	4,601,169
Series 2022-LBA6, Class A, 4.79% (1 mo. Term SOFR + 1.00%), 01/15/2039(c)(f)	10,965,000	10,517,922
Series 2022-LBA6, Class B, 5.09% (1 mo. Term SOFR + 1.30%), 01/15/2039(c)(f)	6,790,000	6,450,969
Series 2022-LBA6, Class C, 5.39% (1 mo. Term SOFR + 1.60%), 01/15/2039(c)(f)	3,630,000	3,397,533
Principal Amount		Value

Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(c)(j)	$4,514,726	$4,049,853
Chase Mortgage Finance Corp.,
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(c)(j)	1,183,092	994,410
Series 2016-SH2, Class M2, 3.75%, 12/25/2045(c)(j)	4,532,815	3,977,414
Series 2016-SH2, Class M3, 3.75%, 12/25/2045(c)(j)	2,248,282	1,955,615
CIFC Funding Ltd. (Cayman Islands),
Series 2014-5A, Class A1R2, 5.28% (3 mo. USD LIBOR + 1.20%), 10/17/2031(c)(f)	4,417,000	4,353,806
Series 2016-1A, Class ARR, 5.36% (3 mo. USD LIBOR + 1.08%), 10/21/2031(c)(f)	4,761,000	4,648,255
Citigroup Commercial Mortgage Trust,
Series 2012-GC8, Class B, 4.29%, 09/10/2045(c)	179,144	175,898
Series 2013-GC11, Class D, 4.55%, 04/10/2023(c)(j)	752,554	722,545
Series 2014-GC23, Class B, 4.18%, 07/10/2047(j)	2,816,000	2,677,327
Series 2015-GC27, Class A5, 3.14%, 02/10/2048	1,233,335	1,171,050
Citigroup Mortgage Loan Trust, Series 2021-INV3, Class A3, 2.50%, 05/25/2051(c)(j)	11,409,281	9,269,578
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, 3.85%, 08/25/2034(j)	142,191	129,453
COLT Mortgage Loan Trust,
Series 2020-2, Class A1, 1.85%, 03/25/2065(c)(j)	380,824	372,717
Series 2021-5, Class A1, 1.73%, 11/26/2066(c)(j)	5,992,533	4,920,855
Series 2022-1, Class A1, 2.28%, 12/27/2066(c)(j)	8,579,706	7,270,576
Series 2022-2, Class A1, 2.99%, 02/25/2067(c)(k)	8,361,300	7,404,944
Series 2022-3, Class A1, 3.90%, 02/25/2067(c)(j)	11,525,078	10,669,538
Commercial Mortgage Trust,
Series 2013-SFS, Class A1, 1.87%, 04/12/2035(c)	41,053	40,612
Series 2015-CR25, Class B, 4.67%, 08/10/2048(j)	5,267,000	4,903,926
Countrywide Home Loans Mortgage Pass-Through Trust, Series 2007-13, Class A10, 6.00%, 08/25/2037	189,967	102,006
Credit Suisse Mortgage Capital Ctfs., Series 2020-SPT1, Class A1, 1.62%, 04/25/2065(c)(k)	1,300,148	1,255,167
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value

Credit Suisse Mortgage Capital Trust,
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(c)(j)	$2,062,775	$1,839,668
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(c)(j)	2,707,420	2,279,819
Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(c)(j)	11,204,145	10,343,671
Series 2022-ATH1, Class A1B, 3.35%, 01/25/2067(c)(j)	5,772,399	4,761,435
Series 2022-ATH2, Class A1, 4.55%, 05/25/2067(c)(j)	11,801,822	11,306,644
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	22,374,000	18,627,586
CSFB Mortgage-Backed Pass-Through Ctfs., Series 2004-AR5, Class 3A1, 3.17%, 06/25/2034(j)	612,564	565,531
DB Master Finance LLC,
Series 2019-1A, Class A23, 4.35%, 05/20/2049(c)	9,878,175	8,936,739
Series 2019-1A, Class A2II, 4.02%, 05/20/2049(c)	10,434,487	9,680,349
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Ctfs., Series 2007-WM1, Class A1, 3.46%, 06/27/2037(c)(j)	3,446,523	3,176,102
Domino’s Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.67%, 10/25/2049(c)	18,829,545	15,981,495
Dryden 93 CLO Ltd., Series 2021-93A, Class A1A, 5.16% (3 mo. USD LIBOR + 1.08%), 01/15/2034(c)(f)	3,239,313	3,160,287
DT Auto Owner Trust, Series 2019-3A, Class D, 2.96%, 04/15/2025(c)	8,687,668	8,552,474
Ellington Financial Mortgage Trust,
Series 2019-2, Class A1, 2.74%, 11/25/2059(c)(j)	2,896,313	2,726,795
Series 2020-1, Class A1, 2.01%, 05/25/2065(c)(j)	573,843	554,844
Series 2021-1, Class A1, 0.80%, 02/25/2066(c)(j)	1,061,512	840,659
Series 2022-1, Class A1, 2.21%, 01/25/2067(c)(j)	7,936,999	6,597,263
Series 2022-3, Class A1, 5.00%, 08/25/2067(c)(k)	10,758,303	10,311,062
Extended Stay America Trust, Series 2021-ESH, Class B, 5.26% (1 mo. USD LIBOR + 1.38%), 07/15/2038(c)(f)	5,022,509	4,781,673
Flagstar Mortgage Trust,
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(c)(j)	18,251,310	15,696,926
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(c)(j)	3,924,861	3,376,530
Principal Amount		Value

GCAT Trust,
Series 2019-NQM3, Class A1, 2.69%, 11/25/2059(c)(j)	$1,637,690	$1,523,521
Series 2020-NQM2, Class A1, 1.56%, 04/25/2065(c)(k)	1,301,462	1,166,183
GMACM Mortgage Loan Trust, Series 2006-AR1, Class 1A1, 2.98%, 04/19/2036(j)	388,540	291,184
GoldenTree Loan Management US CLO 1 Ltd., Series 2021-9A, Class A, 5.31% (3 mo. USD LIBOR + 1.07%), 01/20/2033(c)(f)	5,015,000	4,899,474
GoldenTree Loan Management US CLO 2 Ltd., Series 2017-2A, Class AR, 5.15% (3 mo. USD LIBOR + 0.91%), 11/20/2030(c)(f)	14,276,000	14,081,090
GoldenTree Loan Management US CLO 5 Ltd., Series 2019-5A, Class AR, 5.31% (3 mo. USD LIBOR + 1.07%), 10/20/2032(c)(f)	6,576,000	6,422,174
Golub Capital Partners CLO 35(B) Ltd., Series 2017-35A, Class AR, 5.43% (3 mo. USD LIBOR + 1.19%), 07/20/2029(c)(f)	18,438,468	18,154,810
Golub Capital Partners CLO 40(A) Ltd., Series 2019-40A, Class AR, 5.45% (3 mo. USD LIBOR + 1.09%), 01/25/2032(c)(f)	15,988,000	15,618,821
GS Mortgage Securities Corp. Trust, Series 2022-SHIP, Class A, 4.53% (1 mo. Term SOFR + 0.73%), 08/15/2036(c)(f)	4,830,000	4,736,513
GS Mortgage Securities Trust,
Series 2013-GC14, Class B, 4.88%, 08/10/2046(c)(j)	4,973,000	4,824,731
Series 2020-GC45, Class A5, 2.91%, 02/13/2053	8,325,000	7,152,139
Series 2020-GC47, Class A5, 2.38%, 05/12/2053	8,750,000	7,240,778
GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class A6, 2.50%, 12/25/2051(c)(j)	9,668,146	8,257,963
GSR Mortgage Loan Trust, Series 2005-AR6, Class 3A2, 3.01%, 09/25/2035(j)	106,115	94,760
HarborView Mortgage Loan Trust, Series 2005-9, Class 2A1C, 4.84% (1 mo. USD LIBOR + 0.90%), 06/20/2035(f)	14,061	12,469
Hertz Vehicle Financing III L.P.,
Series 2021-2A, Class A, 1.68%, 12/27/2027(c)	3,927,000	3,363,952
Series 2021-2A, Class B, 2.12%, 12/27/2027(c)	2,100,000	1,759,570
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value

Hertz Vehicle Financing LLC,
Series 2021-1A, Class A, 1.21%, 12/26/2025(c)	$2,917,000	$2,676,753
Series 2021-1A, Class B, 1.56%, 12/26/2025(c)	1,289,000	1,174,715
ICG US CLO Ltd., Series 2016-1A, Class A1RR, 5.66% (3 mo. USD LIBOR + 1.25%), 04/29/2034(c)(f)	11,399,000	11,073,422
Invitation Homes Trust, Series 2018-SFR1, Class A, 4.60% (1 mo. USD LIBOR + 0.70%), 03/17/2037(c)(f)	26,589,758	26,144,844
IP Lending III Ltd., Series 2022-3A, Class SNR, 3.38%, 11/02/2026(c)(h)	7,847,000	6,990,892
IP Lending IV Ltd., Series 2022-4A, Class SNR, 6.05%, 04/28/2027(c)(h)	12,002,000	11,282,720
Jimmy Johns Funding LLC, Series 2017-1A, Class A2II, 4.85%, 07/30/2047(c)	5,649,750	5,192,918
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class B, 3.81%, 12/15/2047(c)(j)	5,000,000	4,945,820
JP Morgan Mortgage Trust,
Series 2005-A3, Class 1A1, 2.97%, 06/25/2035(j)	91,871	85,101
Series 2005-A3, Class 6A5, 3.05%, 06/25/2035(j)	194,825	189,461
Series 2005-A5, Class 1A2, 3.34%, 08/25/2035(j)	86,676	86,127
Series 2007-A4, Class 3A1, 3.17%, 06/25/2037(j)	377,363	281,857
Series 20153, Class B2, 3.61%, 05/25/2045(c)(j)	4,517,277	4,029,213
Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(c)(j)	13,513,766	10,675,583
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C17, Class C, 5.05%, 01/15/2047(j)	12,750,000	12,178,855
Series 2015-C31, Class A3, 3.80%, 08/15/2048	924,076	879,109
Series 2016-C1, Class B, 4.89%, 03/17/2049(j)	5,083,000	4,755,216
JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7, Class A5, 2.18%, 05/13/2053	6,200,000	4,966,542
KKR CLO 30 Ltd., Series 30A, Class A1R, 5.10% (3 mo. USD LIBOR + 1.02%), 10/17/2031(c)(f)	11,305,000	11,083,987
Lehman Mortgage Trust, Series 2006-1, Class 3A5, 5.50%, 02/25/2036	98,554	72,399
Principal Amount		Value

Life Mortgage Trust,
Series 2021-BMR, Class A, 4.58% (1 mo. USD LIBOR + 0.70%), 03/15/2038(c)(f)	$6,679,282	$6,429,154
Series 2021-BMR, Class B, 4.76% (1 mo. USD LIBOR + 0.88%), 03/15/2038(c)(f)	10,837,246	10,286,278
Series 2021-BMR, Class C, 4.98% (1 mo. USD LIBOR + 1.10%), 03/15/2038(c)(f)	4,546,237	4,293,396
MAD Mortgage Trust, Series 2017-330M, Class A, 3.29%, 08/15/2034(c)(j)	11,633,000	10,840,985
Med Trust,
Series 2021-MDLN, Class A, 4.83% (1 mo. USD LIBOR + 0.95%), 11/15/2038(c)(f)	7,975,000	7,630,061
Series 2021-MDLN, Class B, 5.33% (1 mo. USD LIBOR + 1.45%), 11/15/2038(c)(f)	12,879,000	12,200,259
Mello Mortgage Capital Acceptance Trust,
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(c)(j)	7,382,430	6,351,198
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(c)(j)	7,262,424	6,244,555
Merrill Lynch Mortgage Investors Trust,
Series 2005-3, Class 3A, 2.39%, 11/25/2035(j)	400,355	361,730
Series 2005-A5, Class A9, 3.48%, 06/25/2035(j)	482,583	443,154
MFA Trust,
Series 2021-AEI1, Class A3, 2.50%, 08/25/2051(c)(j)	8,109,677	6,588,784
Series 2021-AEI1, Class A4, 2.50%, 08/25/2051(c)(j)	9,815,271	8,373,480
Series 2021-INV2, Class A1, 1.91%, 11/25/2056(c)(j)	9,827,876	8,035,502
MHP Commercial Mortgage Trust,
Series 2021-STOR, Class A, 4.58% (1 mo. USD LIBOR + 0.70%), 07/15/2038(c)(f)	5,810,000	5,564,307
Series 2021-STOR, Class B, 4.78% (1 mo. USD LIBOR + 0.90%), 07/15/2038(c)(f)	4,355,000	4,144,723
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class B, 4.68%, 10/15/2048(j)	15,769,000	14,815,182
Morgan Stanley Capital I Trust,
Series 2014-150E, Class C, 4.44%, 09/09/2032(c)(j)	3,350,000	2,897,233
Series 2019-L2, Class A4, 4.07%, 03/15/2052	17,430,000	16,228,562
Series 2019-L3, Class AS, 3.49%, 11/15/2052	10,950,000	9,501,932
MVW LLC, Series 2019-2A, Class A, 2.22%, 10/20/2038(c)	4,118,314	3,888,096
MVW Owner Trust, Series 2019-1A, Class A, 2.89%, 11/20/2036(c)	3,150,572	2,978,345
Natixis Commercial Mortgage Securities Trust, Series 2018-285M, Class E, 3.92%, 11/15/2032(c)(j)	6,250,000	5,084,946
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value

Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class AR, 5.25% (3 mo. USD LIBOR + 1.02%), 04/19/2030(c)(f)	$10,341,885	$10,197,760
New Residential Mortgage Loan Trust,
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(c)(j)	1,889,572	1,718,311
Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(c)(j)	3,216,836	2,900,519
Series 2022-NQM2, Class A1, 3.08%, 03/27/2062(c)(j)	7,864,702	6,940,890
OBX Trust,
Series 2019-EXP1, Class 1A3, 4.00%, 01/25/2059(c)(j)	467,981	440,895
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(c)(j)	9,836,777	8,290,314
Series 2022-NQM2, Class A1, 2.94%, 01/25/2062(c)(j)	11,892,087	10,345,603
Series 2022-NQM2, Class A1A, 2.78%, 01/25/2062(c)(k)	7,715,901	6,910,934
Series 2022-NQM2, Class A1B, 3.38%, 01/25/2062(c)(k)	7,063,333	5,695,094
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(c)(j)	8,511,501	7,272,702
OCP CLO Ltd. (Cayman Islands),
Series 2014-7A, Class A1RR, 5.36% (3 mo. USD LIBOR + 1.12%), 07/20/2029(c)(f)	16,528,447	16,291,710
Series 2017-13A, Class A1AR, 5.04% (3 mo. USD LIBOR + 0.96%), 07/15/2030(c)(f)	9,611,000	9,434,369
Series 2020-8RA, Class A1, 5.30% (3 mo. USD LIBOR + 1.22%), 01/17/2032(c)(f)	17,937,000	17,611,210
Octagon Investment Partners 31 LLC, Series 2017-1A, Class AR, 5.29% (3 mo. USD LIBOR + 1.05%), 07/20/2030(c)(f)	16,000,000	15,772,032
Octagon Investment Partners 49 Ltd., Series 2020-5A, Class A1, 5.30% (3 mo. USD LIBOR + 1.22%), 01/15/2033(c)(f)	16,476,000	16,199,286
OHA Loan Funding Ltd., Series 2016-1A, Class AR, 5.50% (3 mo. USD LIBOR + 1.26%), 01/20/2033(c)(f)	10,543,683	10,333,252
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/2054(c)	21,801,000	17,965,092
Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(c)(j)	11,586,337	9,295,475
Principal Amount		Value

PPM CLO 3 Ltd., Series 2019-3A, Class AR, 5.17% (3 mo. USD LIBOR + 1.09%), 04/17/2034(c)(f)	$9,626,000	$9,249,720
Progress Residential Trust,
Series 2020-SFR1, Class A, 1.73%, 04/17/2037(c)	14,101,324	12,864,618
Series 2021-SFR10, Class A, 2.39%, 12/17/2040(c)	7,245,000	5,909,644
Series 2022-SFR5, Class A, 4.45%, 06/17/2039(c)	9,704,254	9,185,246
Provident Home Equity Loan Trust, Series 2000-2, Class A1, 4.58% (1 mo. USD LIBOR + 0.54%), 08/25/2031(f)	109,964	96,178
Race Point VIII CLO Ltd., Series 2013-8A, Class AR2, 5.72% (3 mo. USD LIBOR + 1.04%), 02/20/2030(c)(f)	11,212,511	11,072,253
Residential Mortgage Loan Trust,
Series 2019-3, Class A1, 2.63%, 09/25/2059(c)(j)	603,491	584,140
Series 2020-1, Class A1, 2.38%, 01/26/2060(c)(j)	1,114,372	1,042,037
RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 03/25/2067(c)	6,619,738	6,024,782
Sequoia Mortgage Trust,
Series 2013-3, Class A1, 2.00%, 03/25/2043(j)	379,482	318,715
Series 2013-7, Class A2, 3.00%, 06/25/2043(j)	311,017	273,642
SG Residential Mortgage Trust,
Series 2022-1, Class A1, 3.17%, 03/27/2062(c)(j)	13,648,584	12,210,987
Series 2022-1, Class A2, 3.58%, 03/27/2062(c)(j)	5,732,785	5,143,086
Shellpoint Asset Funding Trust, Series 2013-1, Class A3, 3.75%, 07/25/2043(c)(j)	383,305	346,199
Sonic Capital LLC,
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(c)	9,217,825	8,199,289
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(c)	5,505,017	4,404,686
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(c)	5,406,183	3,936,775
STAR Trust,
Series 2021-1, Class A1, 1.22%, 05/25/2065(c)(j)	5,983,887	5,528,102
Series 2021-SFR1, Class B, 4.65% (1 mo. USD LIBOR + 0.75%), 04/17/2038(c)(f)	3,520,000	3,318,351
Series 2021-SFR1, Class C, 4.95% (1 mo. USD LIBOR + 1.05%), 04/17/2038(c)(f)	4,925,000	4,673,538
Series 2021-SFR1, Class D, 5.20% (1 mo. USD LIBOR + 1.30%), 04/17/2038(c)(f)	6,670,000	6,293,793
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value

Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(c)(j)	$296,534	$284,904
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(c)(j)	2,757,521	2,549,183
Series 2021-6, Class A1, 1.92%, 11/25/2066(c)(j)	14,437,876	11,673,156
Series 2022-1, Class A1, 2.45%, 12/25/2066(c)(j)	10,452,446	8,762,881
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 3A2, 3.88%, 09/25/2034(j)	247,955	237,324
Series 2004-8, Class 3A, 3.75%, 07/25/2034(j)	682,931	642,847
Suntrust Alternative Loan Trust, Series 2005-1F, Class 2A8, 6.00%, 12/25/2035	94,668	83,601
Synchrony Card Funding LLC, Series 2022-A2, Class A, 3.86%, 07/15/2028	16,117,000	15,749,682
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(c)	13,300,867	11,313,701
Thornburg Mortgage Securities Trust,
Series 2003-6, Class A2, 5.04% (1 mo. USD LIBOR + 1.00%), 12/25/2033(f)	231,613	215,978
Series 2005-1, Class A3, 4.66%, 04/25/2045(j)	431,225	400,048
TICP CLO XV Ltd., Series 2020-15A, Class A, 5.52% (3 mo. USD LIBOR + 1.28%), 04/20/2033(c)(f)	9,701,000	9,515,449
Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75%, 04/25/2057(c)(j)	540,258	532,821
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(c)	12,985,644	10,793,650
UBS Commercial Mortgage Trust, Series 2019-C16, Class A4, 3.60%, 04/15/2052	16,770,000	15,122,420
Verus Securitization Trust,
Series 2020-1, Class A1, 2.42%, 01/25/2060(c)(k)	1,774,070	1,674,087
Series 2020-1, Class A2, 2.64%, 01/25/2060(c)(k)	2,234,133	2,109,170
Series 2020-INV1, Class A1, 0.33%, 03/25/2060(c)(j)	540,666	517,994
Series 2021-1, Class A1B, 1.32%, 01/25/2066(c)(j)	2,779,802	2,233,765
Series 2021-7, Class A1, 1.83%, 10/25/2066(c)(j)	11,359,468	9,561,807
Series 2021-R1, Class A1, 0.82%, 10/25/2063(c)(j)	3,989,839	3,486,951
Series 2022-1, Class A1, 2.72%, 01/25/2067(c)(k)	7,893,143	6,874,038
Series 2022-3, Class A1, 4.13%, 02/25/2067(c)(k)	12,491,495	11,459,026
Series 2022-7, Class A1, 5.15%, 07/25/2067(c)(k)	3,928,432	3,814,470
Series 2022-INV2, Class A1, 6.79%, 10/25/2067(c)(k)	5,625,300	5,622,755
	Principal Amount	Value

Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(c)	$2,754,885	$2,473,221
WaMu Mortgage Pass-Through Ctfs. Trust, Series 2007-HY2, Class 2A2, 3.70%, 11/25/2036(j)	201,374	178,587
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR14, Class A1, 4.08%, 08/25/2035(j)	98,316	92,422
Wendy’s Funding LLC,
Series 2018-1A, Class A2II, 3.88%, 03/15/2048(c)	10,715,625	9,541,022
Series 2019-1A, Class A2II, 4.08%, 06/15/2049(c)	5,018,750	4,453,809
WFRBS Commercial Mortgage Trust,
Series 2012-C9, Class D, 4.93%, 11/15/2045(c)(j)	332,138	324,872
Series 2013-C14, Class A5, 3.34%, 06/15/2046	1,485,143	1,463,577
Series 2013-C16, Class B, 5.15%, 09/15/2046(j)	3,127,000	2,974,043
Series 2014-C23, Class B, 4.54%, 10/15/2057(j)	4,693,000	4,462,069
Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(c)	21,693,894	17,694,234
Total Asset-Backed Securities (Cost $1,438,158,983)		1,288,172,169
U.S. Government Sponsored Agency Mortgage-Backed Securities–25.51%
Collateralized Mortgage Obligations–5.75%
Fannie Mae REMICs,
IO, 7.00%, 05/25/2033(l)	3,888	744
6.00%, 07/25/2033(l)	2,922	543
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K038, Class X1, IO, 1.23%, 03/25/2024(m)	22,247,581	228,865
Series K083, Class AM, 4.03%, 10/25/2028(j)	4,736,000	4,613,132
Series K085, Class AM, 4.06%, 10/25/2028(j)	4,736,000	4,633,877
Series K089, Class AM, 3.63%, 01/25/2029(j)	8,018,000	7,664,849
Series K088, Class AM, 3.76%, 01/25/2029(j)	18,944,000	18,258,490
Uniform Mortgage-Backed Securities, TBA, 5.00%, 12/01/2052(n)	220,000,000	218,968,750
		254,369,250
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)–0.35%
3.50%, 08/01/2026	$157,949	$154,693
7.00%, 05/01/2028 to 06/01/2032	351,449	363,308
6.00%, 03/01/2029 to 02/01/2034	118,755	121,906
7.50%, 05/01/2030 to 05/01/2035	300,226	309,096
8.50%, 08/01/2031	18,752	19,949
3.00%, 02/01/2032	1,222,076	1,171,473
6.50%, 08/01/2032 to 09/01/2036	70,036	73,350
8.00%, 08/01/2032	13,656	14,334
5.50%, 01/01/2034 to 07/01/2040	818,065	853,943
5.00%, 07/01/2034 to 06/01/2040	1,017,510	1,042,723
4.50%, 02/01/2040 to 10/01/2046	11,141,406	11,161,009
ARM, 2.31% (1 yr. USD LIBOR + 2.06%), 12/01/2036(f)	30,691	31,053
2.66% (1 yr. USD LIBOR + 2.20%), 02/01/2037(f)	5,649	5,649
3.49% (1 yr. USD LIBOR + 1.88%), 05/01/2037(f)	42,961	43,071
		15,365,557
Federal National Mortgage Association (FNMA)–18.82%
6.50%, 07/01/2028 to 01/01/2037	49,545	51,245
7.50%, 02/01/2030 to 08/01/2037	398,132	417,771
9.50%, 04/01/2030	1,497	1,532
3.50%, 12/01/2030 to 05/01/2047	26,983,333	25,379,930
7.00%, 03/01/2032 to 02/01/2034	172,845	173,630
8.50%, 10/01/2032	27,956	30,518
5.50%, 04/01/2033 to 06/01/2040	332,892	340,157
8.00%, 04/01/2033	25,726	27,840
6.00%, 04/01/2037 to 10/01/2039	7,826	8,142
5.00%, 12/01/2039	309,622	316,922
3.00%, 08/01/2043	2,086,837	1,917,092
4.00%, 12/01/2048	17,724,689	17,127,095
ARM, 3.38% (1 yr. U.S. Treasury Yield Curve Rate + 2.19%), 05/01/2035(f)	60,677	61,590
1.99% (1 yr. USD LIBOR + 1.63%), 01/01/2037(f)	28,285	28,413
2.74% (1 yr. USD LIBOR + 1.70%), 03/01/2038(f)	17,403	17,541
TBA, 2.50%, 12/01/2052(n)	253,500,000	216,960,353
3.00%, 12/01/2052(n)	21,000,000	18,593,791
4.00%, 12/01/2052(n)	49,704,000	47,014,936
4.50%, 12/01/2052(n)	49,705,000	48,392,477
5.50%, 12/01/2052(n)	235,700,000	238,449,363
6.00%, 12/01/2052(n)	212,000,000	216,818,465
		832,128,803
	Principal Amount	Value
Government National Mortgage Association (GNMA)–0.59%
9.00%, 09/15/2024	$130	$130
8.00%, 08/15/2025 to 09/15/2026	9,422	9,426
6.56%, 01/15/2027	54,707	56,556
7.00%, 10/15/2028 to 09/15/2032	73,663	73,874
6.00%, 11/15/2028 to 02/15/2033	36,254	37,761
6.50%, 01/15/2029 to 09/15/2034	54,208	56,408
7.50%, 05/15/2031 to 05/15/2032	3,926	3,957
5.50%, 06/15/2035	27,167	29,063
5.00%, 07/15/2035	2,464	2,509
4.00%, 03/20/2048	3,011,692	2,903,495
ARM, 2.63% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 01/20/2025(f)	5,103	5,047
3.00% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 05/20/2025(f)	1,921	1,906
3.50% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 06/20/2025(f)	2,262	2,227
TBA, 5.00%, 12/01/2052(n)	23,000,000	22,985,625
		26,167,984
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $1,105,346,323)		1,128,031,594
U.S. Treasury Securities–2.00%
U.S. Treasury Bills–0.31%
3.75% - 3.76%, 03/09/2023(o)(p)	3,855,000	3,810,549
4.54% - 4.63%, 05/11/2023(o)(p)	9,964,000	9,764,577
		13,575,126
U.S. Treasury Bonds–0.71%
4.00%, 11/15/2042	24,787,400	24,911,337
3.00%, 08/15/2052	7,537,800	6,456,597
		31,367,934
U.S. Treasury Notes–0.98%
4.50%, 11/30/2024	260,000	260,792
4.50%, 11/15/2025	8,616,600	8,714,210
3.88%, 11/30/2027	20,242,100	20,319,589
3.88%, 11/30/2029	3,164,200	3,192,134
4.13%, 11/15/2032	10,535,800	10,949,001
		43,435,726
Total U.S. Treasury Securities (Cost $87,924,120)		88,378,786
	Shares
Preferred Stocks–1.86%
Asset Management & Custody Banks–0.00%
Bank of New York Mellon Corp. (The), 4.70%, Series G, Pfd.(d)	302,000	290,373
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Shares		Value
Diversified Banks–1.24%
Bank of America Corp., 7.25%, Series L, Conv. Pfd.	1,100	$1,340,317
Citigroup, Inc., 6.25%, Series T, Pfd.(d)	5,247,000	5,090,639
Citigroup, Inc., 5.00%, Series U, Pfd.(d)	13,825,000	12,477,063
Citigroup, Inc., 4.00%, Series W, Pfd.(d)	7,226,000	6,279,079
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	24,803	29,519,042
		54,706,140
Integrated Telecommunication Services–0.21%
AT&T, Inc., 2.88%, Series B, Pfd.(d)	9,700,000	9,189,162
Investment Banking & Brokerage–0.28%
Goldman Sachs Group, Inc. (The), 7.47% (3 mo. USD LIBOR + 2.87%), Series P, Pfd.(b)(f)	6,141,000	5,972,122
Morgan Stanley, 6.88%, Series F, Pfd.(d)	249,737	6,335,828
		12,307,950
Multi-Utilities–0.10%
CenterPoint Energy, Inc., 6.13%, Series A, Pfd.(d)	4,568,000	4,320,723
Other Diversified Financial Services–0.03%
Equitable Holdings, Inc., 4.95%, Series B, Pfd.(d)	1,682,000	1,593,527
Total Preferred Stocks (Cost $87,906,098)		82,407,875
Principal Amount
Agency Credit Risk Transfer Notes–1.02%
Fannie Mae Connecticut Avenue Securities,
Series 2017-C04, Class 2M2, 6.87% (1 mo. USD LIBOR + 2.85%), 11/25/2029(f)	$7,206,985	7,322,669
Series 2019-R03, Class 1M2, 6.17% (1 mo. USD LIBOR + 2.15%), 09/25/2031(c)(f)	460,892	459,241
Series 2019-R06, Class 2M2, 6.14% (1 mo. USD LIBOR + 2.10%), 09/25/2039(c)(f)	133,385	133,145
Series 2022-R03, Class 1M1, 5.62% (30 Day Average SOFR + 2.10%), 03/25/2042(c)(f)	12,093,801	11,956,663
Series 2022-R04, Class 1M1, 5.52% (30 Day Average SOFR + 2.00%), 03/25/2042(c)(f)	6,313,705	6,238,155
	Principal Amount		Value
Freddie Mac,
Series 2022-DNA3, Class M1A, STACR®, 5.52% (30 Day Average SOFR + 2.00%), 04/25/2042(c)(f)		$9,052,598	$8,940,113
Series 2022-HQA3, Class M1, STACR®, 5.82% (30 Day Average SOFR + 2.30%), 08/25/2042(c)(f)		5,162,132	5,108,572
Series 2020-DNA5, Class M2, STACR®, 6.32% (30 Day Average SOFR + 2.80%), 10/25/2050(c)(f)		4,946,175	4,957,399
Total Agency Credit Risk Transfer Notes (Cost $45,526,299)			45,115,957
Non-U.S. Dollar Denominated Bonds & Notes–0.36%(q)
Brewers–0.03%
Molson Coors International L.P., Series MPLE, 3.44%, 07/15/2026	CAD	1,799,000	1,265,136
Diversified Banks–0.06%
HSBC Holdings PLC (United Kingdom), Series MPLE, 3.20%, 12/05/2023(c)	CAD	3,598,000	2,612,394
Integrated Telecommunication Services–0.07%
AT&T, Inc., Series MPLE, 5.10%, 11/25/2048	CAD	4,497,000	3,120,380
Movies & Entertainment–0.12%
Netflix, Inc., 3.88%, 11/15/2029(c)	EUR	5,311,000	5,303,020
Sovereign Debt–0.02%
Ukraine Government International Bond (Ukraine), 4.38%, 01/27/2032(c)(i)	EUR	6,000,000	1,210,809
Technology Hardware, Storage & Peripherals–0.06%
Apple, Inc., Series MPLE, 2.51%, 08/19/2024	CAD	3,598,000	2,585,673
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $22,672,174)			16,097,412

Municipal Obligations–0.35%
California (State of) Health Facilities Financing Authority (Social Bonds),
Series 2022, RB, 4.19%, 06/01/2037		4,000,000	3,498,373
Series 2022, RB, 4.35%, 06/01/2041		2,980,000	2,542,141
California State University,
Series 2021 B, Ref. RB, 2.72%, 11/01/2052		5,145,000	3,472,309
Series 2021 B, Ref. RB, 2.94%, 11/01/2052		7,705,000	5,236,809
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010 A, RB, 6.66%, 04/01/2057		527,000	562,658
Total Municipal Obligations (Cost $20,357,000)			15,312,290
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Shares	Value
Exchange-Traded Funds–0.11%
Invesco Total Return Bond ETF (Cost $5,786,000)(r)	100,000	$4,673,000
	Principal Amount
Variable Rate Senior Loan Interests–0.07%(s)(t)
Diversified REITs–0.07%
Asterix, Inc. (Canada), Term Loan, 3.90%, 03/31/2023 (Cost $3,190,877)(h)	$4,266,521	3,189,543
	Shares
Common Stocks & Other Equity Interests–0.00%
Oil & Gas Drilling–0.00%
Vantage Drilling International(u)	95	1,520
Paper Packaging–0.00%
WestRock Co.	65	2,465
Specialty Chemicals–0.00%
Ingevity Corp.(u)	10	782
Technology Hardware, Storage & Peripherals–0.00%
Locus Solutions LLC(h)	80	0
Total Common Stocks & Other Equity Interests (Cost $5,671)		4,767
Shares		Value

Options Purchased–0.02%
(Cost $2,513,954)(v)		$901,480
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-122.47% (Cost $5,863,144,411)		5,414,518,176
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–8.93%
Invesco Private Government Fund, 3.83%(r)(w)(x)	110,606,449	110,606,449
Invesco Private Prime Fund, 4.15%(r)(w)(x)	284,350,408	284,350,408
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $394,909,456)		394,956,857
TOTAL INVESTMENTS IN SECURITIES–131.40% (Cost $6,258,053,867)		5,809,475,033
OTHER ASSETS LESS LIABILITIES—(31.40)%		(1,388,316,173)
NET ASSETS–100.00%		$4,421,158,860
Investment Abbreviations:
ARM	– Adjustable Rate Mortgage
CAD	– Canadian Dollar
Conv.	– Convertible
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
EUR	– Euro
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
TBA	– To Be Announced
USD	– U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2022.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2022 was $2,220,614,569, which represented 50.23% of the Fund’s Net Assets.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2022.
(g)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(h)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(i)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2022 was $1,210,809, which represented less than 1% of the Fund’s Net Assets.
(j)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on November 30, 2022.
(k)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(l)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(m)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on November 30, 2022.
(n)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(o)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(p)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(q)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(r)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2022	Dividend Income
Invesco Total Return Bond ETF	$4,826,000	$-	$-	$(153,000)	$-	$4,673,000	$44,967
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	28,528,503	76,811,037	(105,339,540)	-	-	-	80,538
Invesco Liquid Assets Portfolio, Institutional Class	20,483,790	54,865,027	(75,346,285)	(3,640)	1,108	-	58,469
Invesco Treasury Portfolio, Institutional Class	32,604,004	87,784,043	(120,388,047)	-	-	-	91,524
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	60,813,993	163,840,668	(114,048,212)	-	-	110,606,449	701,320*
Invesco Private Prime Fund	157,313,815	366,138,364	(239,137,404)	37,744	(2,111)	284,350,408	1,906,798*
Total	$304,570,105	$749,439,139	$(654,259,488)	$(118,896)	$(1,003)	$399,629,857	$2,883,616

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(s)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(t)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(u)	Non-income producing security.
(v)	The table below details options purchased.
(w)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(x)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Exchange-Traded Equity Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
iShares China Large-Cap ETF	Call	01/20/2023	6,132	USD	41.00	USD	25,141,200	$15,330

See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500 Index	Call	04/21/2023	37	USD	4,090.00	USD	15,133,000	$886,150

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	1,348	March-2023	$276,824,439	$737,175	$737,175
U.S. Treasury Long Bonds	1,978	March-2023	251,206,000	1,328,922	1,328,922
U.S. Treasury Ultra Bonds	65	March-2023	8,858,281	118,828	118,828
Subtotal—Long Futures Contracts				2,184,925	2,184,925
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 5 Year Notes	1,364	March-2023	(148,089,907)	(790,412)	(790,412)
U.S. Treasury 10 Year Notes	1,462	March-2023	(165,937,000)	(817,203)	(817,203)
U.S. Treasury 10 Year Ultra Notes	3,751	March-2023	(448,830,594)	(2,578,813)	(2,578,813)
Subtotal—Short Futures Contracts				(4,186,428)	(4,186,428)
Total Futures Contracts				$(2,001,503)	$(2,001,503)

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
02/17/2023	Morgan Stanley and Co. International PLC	CAD	15,678,000	USD	11,805,163	$136,039
Currency Risk
02/17/2023	State Street Bank & Trust Co.	EUR	10,529,000	USD	10,936,630	(85,488)
Total Forward Foreign Currency Contracts						$50,551

Abbreviations:
CAD	—Canadian Dollar
ETF	—Exchange-Traded Fund
EUR	—Euro
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$2,704,813,550	$37,419,753	$2,742,233,303
Asset-Backed Securities	—	1,269,898,557	18,273,612	1,288,172,169
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	1,128,031,594	—	1,128,031,594
U.S. Treasury Securities	—	88,378,786	—	88,378,786
Preferred Stocks	37,195,187	45,212,688	—	82,407,875
Agency Credit Risk Transfer Notes	—	45,115,957	—	45,115,957
Non-U.S. Dollar Denominated Bonds & Notes	—	16,097,412	—	16,097,412
Municipal Obligations	—	15,312,290	—	15,312,290
Exchange-Traded Funds	4,673,000	—	—	4,673,000
Variable Rate Senior Loan Interests	—	—	3,189,543	3,189,543
Common Stocks & Other Equity Interests	4,767	—	0	4,767
Options Purchased	901,480	—	—	901,480
Money Market Funds	—	394,956,857	—	394,956,857
Total Investments in Securities	42,774,434	5,707,817,691	58,882,908	5,809,475,033
Other Investments - Assets*
Investments Matured	—	563,141	—	563,141
Futures Contracts	2,184,925	—	—	2,184,925
Forward Foreign Currency Contracts	—	136,039	—	136,039
	2,184,925	699,180	—	2,884,105
Other Investments - Liabilities*
Futures Contracts	(4,186,428)	—	—	(4,186,428)
Forward Foreign Currency Contracts	—	(85,488)	—	(85,488)
	(4,186,428)	(85,488)	—	(4,271,916)
Total Other Investments	(2,001,503)	613,692	—	(1,387,811)
Total Investments	$40,772,931	$5,708,431,383	$58,882,908	$5,808,087,222

*	Forward foreign currency contracts and futures contracts are valued at unrealized appreciation (depreciation). Investments matured is shown at value.
Invesco Core Plus Bond Fund